UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.2%):
20,059,710	AZL Enhanced Bond Index Fund	$217,848,449
3,325,747	AZL International Index Fund, Class 2	55,473,453
1,532,627	AZL Mid Cap Index Fund, Class 2	33,886,390
7,603,441	AZL S&P 500 Index Fund, Class 2	115,116,097
1,290,139	AZL Small Cap Stock Index Fund, Class 2	18,487,693

Total Affiliated Investment Companies (Cost $350,855,731)		440,812,082

Total Investment Securities (Cost $350,855,731) - 100.2%		440,812,082
Net other assets (liabilities) - (0.2)%		(720,340)

Net Assets - 100.0%		$440,091,742

Percentages indicated are based on net assets as of September 30, 2017.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
5,641,634	AZL DFA Emerging Markets Core Equity Fund	$59,011,490
47,004,709	AZL DFA Five-Year Global Fixed Income Fund	471,457,231
7,703,582	AZL DFA International Core Equity Fund	84,816,437
38,578,797	AZL DFA U.S. Core Equity Fund	460,630,831
10,356,507	AZL DFA U.S. Small Cap Fund	124,070,955

Total Affiliated Investment Companies (Cost $1,092,457,168)		1,199,986,944

Total Investment Securities (Cost $1,092,457,168) - 100.0%		1,199,986,944
Net other assets (liabilities) - 0.0%		(258,655)

Net Assets - 100.0%		$1,199,728,289

Percentages indicated are based on net assets as of September 30, 2017.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
13,574,273	AZL Enhanced Bond Index Fund	$147,416,600
2,342,973	AZL International Index Fund, Class 2	39,080,785
1,086,176	AZL Mid Cap Index Fund, Class 2	24,015,341
4,889,210	AZL S&P 500 Index Fund, Class 2	74,022,635
912,101	AZL Small Cap Stock Index Fund, Class 2	13,070,408

Total Affiliated Investment Companies (Cost $270,074,770)		297,605,769

Unaffiliated Investment Company (0.0%):
30,732	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	30,732

Total Unaffiliated Investment Company (Cost $30,732)		30,732

Total Investment Securities (Cost $270,105,502) - 95.0%		297,636,501
Net other assets (liabilities) - 5.0%		15,699,577

Net Assets - 100.0%		$313,336,078

Percentages indicated are based on net assets as of September 30, 2017.

(a)	The rate represents the effective yield at September 30, 2017.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $15,650,707 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	62	7,799,910	$159,977
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	62	7,769,375	(112,375)

				$47,602

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks (28.0%):
Aerospace & Defense (0.3%):
75,214	BAE Systems plc(a)	$636,447
376	Boeing Co. (The)(a)	95,582
470	Dassault Aviation SA(a)	759,696
320	General Dynamics Corp.(a)	65,786
74,010	Meggitt plc(a)	516,679
276	Northrop Grumman Corp.(a)	79,411
314	Raytheon Co.(a)	58,586
13,950	Safran SA(a)	1,425,130
113	United Technologies Corp.(a)	13,117

		3,650,434

Air Freight & Logistics (0.0%):
190	Deutsche Post AG(a)	8,457

Airlines (0.5%):
35,337	Azul SA, ADR*^(a)	970,000
703	Delta Air Lines, Inc.(a)	33,899
42,600	Japan Airlines Co., Ltd.(a)	1,442,183
24,783	United Continental Holdings, Inc.*(a)	1,508,789

		3,954,871

Auto Components (0.9%):
9,700	Aisin Sieki Co., Ltd.(a)	511,401
34,900	Bridgestone Corp.(a)	1,585,086
118,683	Cheng Shin Rubber Industry Co., Ltd.(a)	237,928
4,386	Compagnie Generale des Establissements Michelin SCA, Class B(a)	640,959
23,200	Denso Corp.(a)	1,175,106
2,600	Exedy Corp.(a)	79,155
754	Goodyear Tire & Rubber Co.^(a)	25,071
1	Hyundai Mobis Co., Ltd.(a)	210
5,200	Koito Manufacturing Co., Ltd.(a)	326,350
330	Lear Corp.(a)	57,116
161	Magna International(a)	8,593
4,700	Stanley Electric Co., Ltd.(a)	161,236
31,400	Sumitomo Electric Industries, Ltd.(a)	513,532
26,200	Toyota Industries Corp.(a)	1,507,664

		6,829,407

Automobiles (0.4%):
146,000	Brilliance China Automotive Holdings, Ltd.(a)	392,433
400	Chongqing Changan Automobile Co., Ltd., Class B(a)	530
2,000	Dongfeng Motor Corp., Series H(a)	2,651
220	Ford Motor Co.(a)	2,633
19,200	Fuji Heavy Industries, Ltd.(a)	693,201
2,707	Hero MotoCorp, Ltd.(a)	156,868
4,509	Maruti Suzuki India, Ltd.(a)	551,621
200	Mazda Motor Corp.(a)	3,068
38,900	Suzuki Motor Corp.(a)	2,042,553
716	Tata Motors, Ltd.*(a)	2,447
44	Tata Motors, Ltd.*(a)	271

		3,848,276

Banks (2.1%):
24,167	ABN AMRO Group NV(a)	723,857
12,000	Agricultural Bank of China, Ltd.(a)	5,396
376	Banco do Brasil SA(a)	4,149
200	Banco Santander Brasil SA(a)	1,748
135,793	Bank of America Corp.(a)	3,440,994
10,000	Bank of China, Ltd.(a)	4,946
2,000	Bank of Communications Co., Ltd., Class H(a)	1,463
154	Bank of Nova Scotia(a)	9,900
265	Barclays Africa Group, Ltd.(a)	2,726
2,027	Barclays plc(a)	5,259
52	BNP Paribas SA(a)	4,196

Shares		Fair Value
Common Stocks, continued
Banks, continued
11	Canadian Imperial Bank of Commerce(a)	$963
12,000	China Construction Bank(a)	9,999
28,228	Citigroup, Inc.(a)	2,053,305
68	Criteria Caixacorp SA(a)	341
319	Danske Bank A/S(a)	12,759
124	DnB NOR ASA(a)	2,499
1,048	Fifth Third Bancorp(a)	29,323
37	Hana Financial Holdings Group, Inc.(a)	1,533
225,814	HSBC Holdings plc(a)	2,228,788
8,000	Industrial & Commercial Bank of China(a)	5,976
78,188	ING Groep NV(a)	1,441,880
18,225	JPMorgan Chase & Co.(a)	1,740,670
44,301	Kotak Mahindra Bank, Ltd.(a)	680,728
14,698	Lloyds Banking Group plc(a)	13,339
800	Mitsubishi UFJ Financial Group, Inc.(a)	5,199
178	National Australia Bank, Ltd.(a)	4,421
304	Nordea Bank AB(a)	4,131
900	Resona Holdings, Inc.(a)	4,626
314	Skandinaviska Enskilda Banken AB, Class A(a)	4,146
43	Societe Generale(a)	2,515
82,426	State Bank of India(a)	321,407
37,600	Sumitomo Mitsui Financial Group, Inc.(a)	1,446,576
10,514	SunTrust Banks, Inc.(a)	628,422
47,487	Svenska Handelsbanken AB, Class A(a)	718,033
1,030	Taiwan Cooperative Financial Holding Co., Ltd.(a)	532
76	Toronto-Dominion Bank (The)(a)	4,279
1,052	Turkiye Garanti Bankasi AS(a)	2,863
508	Turkiye Halk Bankasi AS(a)	1,729
111	Wells Fargo & Co.(a)	6,122
50,775	Yes Bank, Ltd.(a)	272,204

		15,853,942

Beverages (0.2%):
14,885	Anheuser-Busch InBev NV(a)	1,778,996
1,600	Asahi Breweries, Ltd.(a)	64,787
120	Coca-Cola Co. (The)(a)	5,401
376	Constellation Brands, Inc., Class C(a)	74,993
44	Diageo plc(a)	1,446
100	Fomento Economico Mexicano SAB de C.V.(a)	955
1,568	PepsiCo, Inc.(a)	174,723

		2,101,301

Biotechnology (0.3%):
848	AbbVie, Inc.(a)	75,353
578	Amgen, Inc.(a)	107,768
618	Biogen Idec, Inc.*(a)	193,508
53	Celgene Corp.*(a)	7,728
14	CSL, Ltd.(a)	1,471
25,230	Gilead Sciences, Inc.(a)	2,044,135
2,528	Tesaro, Inc.*^(a)	326,365

		2,756,328

Building Products (0.4%):
100	Asahi Glass Co., Ltd.(a)	3,714
11,191	Compagnie de Saint-Gobain SA(a)	667,002
4,900	Daikin Industries, Ltd.(a)	496,783
13,384	Fortune Brands Home & Security, Inc.^(a)	899,807

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
23,049	Masco Corp.(a)	$899,141

		2,966,447

Capital Markets (0.7%):
342	Ameriprise Financial, Inc.(a)	50,790
733	Bank of New York Mellon Corp. (The)(a)	38,864
18,354	Charles Schwab Corp. (The)(a)	802,804
4,751	Goldman Sachs Group, Inc. (The)(a)	1,126,890
11	Macquarie Group, Ltd.(a)	786
77	Moody’s Corp.(a)	10,719
48,842	Morgan Stanley(a)	2,352,720
51	Northern Trust Corp.(a)	4,688
8	S&P Global, Inc.(a)	1,250
155	State Street Corp.(a)	14,809
185	Thomson Reuters Corp.(a)	8,489
118,269	UBS Group AG(a)	2,021,871

		6,434,680

Chemicals (1.6%):
42	Agrium, Inc.(a)	4,502
15,550	Air Products & Chemicals, Inc.(a)	2,351,471
16	AkzoNobel NV(a)	1,477
55,000	Asahi Kasei Corp.(a)	677,755
43,834	Axalta Coating Systems, Ltd.*^(a)	1,267,679
74	BASF SE(a)	7,874
8,300	Daicel Chemical Industries, Ltd.(a)	100,073
47,306	DowDuPont, Inc.*(a)	3,274,993
15,189	Evonik Industries AG(a)	542,722
33,000	Formosa Chemicals & Fibre Corp.(a)	100,450
35,000	Formosa Plastics Corp.(a)	106,080
16,200	Hitachi Chemical Co., Ltd.(a)	444,450
5,600	Kuraray Co., Ltd.(a)	104,820
616	LG Chem, Ltd.(a)	211,656
3	Lotte Chemical Corp.(a)	993
67	Lyondellbasell Industries NV(a)	6,637
108	Monsanto Co.(a)	12,941
44,000	Nan Ya Plastics Corp.(a)	108,417
8,400	Nitto Denko Corp.(a)	701,368
16	PPG Industries, Inc.(a)	1,739
32	Praxair, Inc.(a)	4,472
73,400	PTT Global Chemical Public Co., Ltd.(a)	169,823
19,200	Shin-Etsu Chemical Co., Ltd.(a)	1,718,523
58,800	Toray Industries, Inc.(a)	570,641
15,000	Ube Industries, Ltd.(a)	433,892

		12,925,448

Commercial Services & Supplies (0.0%):
23	Republic Services, Inc., Class A(a)	1,519
130	Waste Management, Inc.(a)	10,175

		11,694

Communications Equipment (0.3%):
29	Cisco Systems, Inc.(a)	975
35,630	CommScope Holding Co., Inc.*(a)	1,183,273
81	Motorola Solutions, Inc.(a)	6,874
223,066	Nokia OYJ(a)	1,339,424

		2,530,546

Construction & Engineering (0.2%):
4,400	ComSys Holdings Corp.(a)	105,244
13,000	Kinden Corp.(a)	209,539
2,100	Kyudenko Corp.(a)	81,395
5,000	Maeda Road Construction Co., Ltd.(a)	107,675
5,000	Nippo Corp.(a)	106,995
5,800	Okumura Corp.(a)	221,837
1,000	Sho-Bond Holdings Co., Ltd.(a)	56,980
31,000	Toda Corp.(a)	241,815

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
6,594	Vinci SA(a)	$626,675

		1,758,155

Construction Materials (0.0%):
6,664	Cemex SAB de C.V.*(a)	6,054
189	Grasim Industries, Ltd.(a)	3,284
11,000	Siam Cement PCL(a)	165,617

		174,955

Consumer Finance (0.0%):
587	Capital One Financial Corp.(a)	49,695
731	Discover Financial Services(a)	47,135

		96,830

Containers & Packaging (0.1%):
811	Crown Holdings, Inc.*(a)	48,433
1,124	International Paper Co.(a)	63,866
704	Packaging Corp. of America(a)	80,735
11,456	WestRock Co.(a)	649,898

		842,932

Distributors (0.0%):
3,700	Canon Marketing Japan, Inc.(a)	88,504

Diversified Financial Services (0.2%):
9,161	Berkshire Hathaway, Inc., Class B*(a)	1,679,395
437	FirstRand, Ltd.(a)	1,683
81,000	Fubon Financial Holdings Co., Ltd.(a)	126,643
100	ORIX Corp.(a)	1,614
724	Rmb Holdings, Ltd.(a)	3,423

		1,812,758

Diversified Telecommunication Services (1.0%):
74	AT&T, Inc.(a)	2,899
53,593	Cellnex Telecom SAU(a)	1,227,207
2,000	China Telecom Corp., Ltd., Class H(a)	1,023
205,000	Chunghwa Telecom Co., Ltd.(a)	705,934
57,671	Deutsche Telekom AG, Registered Shares(a)	1,075,832
12,779	El Towers SpA(a)	755,863
573	France Telecom SA(a)	9,382
94,000	HKT Trust & HKT, Ltd.(a)	114,344
3,400	Nippon Telegraph & Telephone Corp.(a)	155,949
66,600	Singapore Telecommunications, Ltd.(a)	180,756
1,206,676	Telecom Italia SpA*(a)	1,131,579
38,816	Telecom Italia SpA(a)	29,213
51,895	Telefonica SA(a)	564,455
78	Telstra Corp., Ltd.(a)	214
38,940	Verizon Communications, Inc.(a)	1,927,140

		7,881,790

Electric Utilities (0.3%):
7,663	CEZ(a)	153,951
15,500	CK Infrastructure Holdings, Ltd.(a)	133,665
16,000	CLP Holdings, Ltd.(a)	164,128
71	Endesa SA(a)	1,601
177,445	Enel SpA(a)	1,068,440
112	FirstEnergy Corp.(a)	3,453
13,500	Hongkong Electric Holdings, Ltd.(a)	117,237
103	Korea Electric Power Corp., Ltd.(a)	3,489
13,446	NextEra Energy, Inc.(a)	1,970,511
1,167	PGE SA*(a)	4,269
297	Scottish & Southern Energy plc(a)	5,558

		3,626,302

Electrical Equipment (0.2%):
488	ABB, Ltd.(a)	12,068

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
134	Eaton Corp. plc(a)	$10,290
3,100	Mabuchi Motor Co., Ltd.(a)	155,317
97,200	Mitsubishi Electric Corp.(a)	1,520,668
283	Rockwell Automation, Inc.(a)	50,433

		1,748,776

Electronic Equipment, Instruments & Components (0.1%):
224	Corning, Inc.(a)	6,702
2,000	Hitachi, Ltd.(a)	14,110
43,400	Hon Hai Precision Industry Co., Ltd.(a)	150,881
7,000	Innolux Corp.(a)	3,268
3,000	Japan Aviation Electronics Industry, Ltd.(a)	46,928
300	Keyence Corp.(a)	159,961
219	LG Display Co., Ltd.(a)	5,870
6,900	Murata Manufacturing Co., Ltd.(a)	1,020,258
23	TE Connectivity, Ltd.(a)	1,910
19,094	VeriFone Systems, Inc.*(a)	387,226

		1,797,114

Energy Equipment & Services (0.1%):
45	Baker Hughes(a)	1,648
171	Halliburton Co.(a)	7,871
622	Helmerich & Payne, Inc.^(a)	32,412
4,017	Ocean Rig UDW, Inc.*(a)	95,484
9,395	Schlumberger, Ltd.(a)	655,395
179	Technipfmc plc*(a)	4,998

		797,808

Equity Real Estate Investment Trusts (0.1%):
650	American Tower Corp.(a)	88,842
5	AvalonBay Communities, Inc.(a)	892
135	Equity Residential Property Trust(a)	8,901
302	HCP, Inc.(a)	8,405
19,500	Link REIT (The)(a)	158,221
121	Scentre Group(a)	374
2,154	Stockland Trust Group(a)	7,286
2,660	Unibail-Rodamco SE(a)	647,490
167	Weyerhaeuser Co.(a)	5,683

		926,094

Food & Staples Retailing (0.1%):
1	Costco Wholesale Corp.(a)	164
13,818	CVS Health Corp.(a)	1,123,680
2,953	Jeronimo Martins SGPS SA(a)	58,246
245	Koninklijke Ahold Delhaize NV(a)	4,583
144	Kroger Co. (The)^(a)	2,889
1,400	Seven & I Holdings Co., Ltd.(a)	54,081
11	Walgreens Boots Alliance, Inc.(a)	849
149	Wal-Mart Stores, Inc.(a)	11,643
207	Woolworths, Ltd.(a)	4,101

		1,260,236

Food Products (0.8%):
32,100	Ajinomoto Co., Inc.(a)	626,670
136	Archer-Daniels-Midland Co.(a)	5,781
94	Associated British Foods plc(a)	4,025
83	Campbell Soup Co.^(a)	3,886
465	ConAgra Foods, Inc.(a)	15,689
39,812	Danone SA(a)	3,123,440
1,333	JBS SA(a)	3,582
3,762	Mondelez International, Inc., Class A(a)	152,963
32,879	Nestle SA, Registered Shares(a)	2,754,372
100	Tiger Brands, Ltd.(a)	2,789
549	Tyson Foods, Inc., Class A(a)	38,677
88,000	Uni-President Enterprises Corp.(a)	184,303
129,000	Want Want China Holdings, Ltd.^(a)	90,669

Shares		Fair Value
Common Stocks, continued
Food Products, continued
7,000	WH Group, Ltd.(a)	$7,454
1,000	Wilmar International, Ltd.(a)	2,354

		7,016,654

Gas Utilities (0.2%):
374	GAIL India, Ltd.(a)	2,406
13,251	Gas Natural SDG SA(a)	293,547
52,200	Tokyo Gas Co., Ltd.(a)	1,280,193

		1,576,146

Health Care Equipment & Supplies (0.3%):
3,263	Baxter International, Inc.(a)	204,753
65	Cooper Cos., Inc. (The)(a)	15,412
110	Edwards Lifesciences Corp.*(a)	12,024
13,200	HOYA Corp.(a)	716,045
1,583	Medtronic plc(a)	123,110
100	Olympus Co., Ltd.(a)	3,388
220	Stryker Corp.(a)	31,244
12,935	Zimmer Holdings, Inc.(a)	1,514,560

		2,620,536

Health Care Providers & Services (1.1%):
18,516	Acadia Healthcare Co., Inc.*^(a)	884,324
13,853	Aetna, Inc.(a)	2,202,767
4,300	Alfresa Holdings Corp.(a)	78,856
5,630	Anthem, Inc.(a)	1,069,024
17,426	Brookdale Senior Living, Inc.*(a)	184,716
409	Cardinal Health, Inc.(a)	27,370
373	Express Scripts Holding Co.*(a)	23,618
46	Fresenius Medical Care AG & Co., KGaA(a)	4,501
20,823	HCA Holdings, Inc.*(a)	1,657,303
5	Humana, Inc.(a)	1,218
290	McKesson Corp.(a)	44,547
5,000	Medipal Holdings Corp.(a)	86,907
37,162	NMC Health plc(a)	1,371,498
489,298	PT Siloam International Hospital Tbk*(a)	363,951
96,886	Spire Healthcare Group plc(a)	292,545
2,200	Suzuken Co., Ltd.(a)	78,433
40,591	Tenet Healthcare Corp.*^(a)	666,910
1,018	UnitedHealth Group, Inc.(a)	199,375

		9,237,863

Hotels, Restaurants & Leisure (0.2%):
174	Carnival Corp., Class A(a)	11,235
18	Compass Group plc(a)	382
7,800	Genting Singapore plc(a)	6,744
197	Las Vegas Sands Corp.(a)	12,640
660	McDonald’s Corp.(a)	103,408
328	Royal Caribbean Cruises, Ltd.(a)	38,881
5,329	Sodexo SA(a)	665,170
9,122	Starbucks Corp.(a)	489,942
692	Wyndham Worldwide Corp.^(a)	72,944
400	Wynn Resorts, Ltd.(a)	59,568
81	Yum China Holdings, Inc.*(a)	3,238

		1,464,152

Household Durables (0.2%):
3,000	Alpine Electronics, Inc.(a)	54,652
11,576	Berkeley Group Holdings plc (The)(a)	576,523
1,539	Coway Co., Ltd.(a)	126,360
3,119	Mohawk Industries, Inc.*(a)	771,984
300	Sony Corp.(a)	11,168

		1,540,687

Household Products (0.0%):
2,007	Colgate-Palmolive Co.(a)	146,210
212	Hindustan Unilever, Ltd.(a)	3,818

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
61	Kimberly-Clark Corp.(a)	$7,178
124	Procter & Gamble Co. (The)(a)	11,282
47	Reckitt Benckiser Group plc(a)	4,294
200	Unicharm Corp.(a)	4,591

		177,373

Independent Power & Renewable Electricity Producers (0.1%):
4,000	China Resources Power Holdings Co.(a)	7,223
14,274	NextEra Energy Partners LP^(a)	575,099
10,836	Vistra Energy Corp.(a)	202,525

		784,847

Industrial Conglomerates (0.7%):
243	3M Co., Class C(a)	51,006
95,896	General Electric Co.(a)	2,318,765
2,100	Jardine Matheson Holdings, Ltd.(a)	133,064
366	KOC Holdings AS(a)	1,681
65,277	Koninklijke Philips Electronics NV(a)	2,699,701
3,820	Siemens AG, Registered Shares(a)	538,132
30,338	Smiths Group plc(a)	641,814
1,000	Toshiba Corp.*(a)	2,801

		6,386,964

Insurance (0.8%):
10,730	Allstate Corp. (The)(a)	986,194
677	American International Group, Inc.(a)	41,561
278	Aviva plc(a)	1,918
34,125	AXA SA(a)	1,032,278
834	Axis Capital Holdings, Ltd.(a)	47,797
78,000	Cathay Financial Holding Co., Ltd.(a)	124,031
6,959	Chubb, Ltd.(a)	992,006
2,373	Hartford Financial Services Group, Inc. (The)(a)	131,535
1,727	Legal & General Group plc(a)	6,015
10,476	Marsh & McLennan Cos., Inc.(a)	877,994
20,708	MetLife, Inc.(a)	1,075,781
628	Prudential Financial, Inc.(a)	66,769
53	Prudential plc(a)	1,269
483	Reinsurance Group of America, Inc.(a)	67,393
30	Swiss Re AG(a)	2,718
100	T&D Holdings, Inc.(a)	1,453
20,300	Tokio Marine Holdings, Inc.(a)	795,262
1,247	Travelers Cos., Inc. (The)(a)	152,782
8,970	UnumProvident Corp.(a)	458,636
48	Zurich Insurance Group AG(a)	14,663

		6,878,055

Internet & Direct Marketing Retail (0.6%):
3,700	Amazon.com, Inc.*(a)	3,556,996
2,183	Expedia, Inc.^(a)	314,221
159	Priceline Group, Inc. (The)*(a)	291,100
100	Rakuten, Inc.(a)	1,091
15,608	TripAdvisor, Inc.*^(a)	632,592
31	Vipshop Holdings, Ltd., ADR*(a)	272

		4,796,272

Internet Software & Services (1.2%):
4,987	Alibaba Group Holding, Ltd., ADR*^(a)	861,305
32	Alphabet, Inc., Class A*(a)	31,159
4,194	Alphabet, Inc., Class C*(a)	4,022,507
31,959	Cloudera, Inc.*(a)	531,159
95,700	Dropbox, Inc.*(a)(b)(c)	1,233,573
324	eBay, Inc.*(a)	12,461
15,648	Facebook, Inc., Class A*(a)	2,673,774
5,547	Lookout, Inc.*(a)(b)(c)	5,159

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
33	NetEase, Inc., ADR(a)	$8,706
682	VeriSign, Inc.*^(a)	72,558

		9,452,361

IT Services (0.5%):
560	Accenture plc, Class C(a)	75,639
158	Alliance Data Systems Corp.(a)	35,005
1,119	Amdocs, Ltd.(a)	71,974
22	Automatic Data Processing, Inc.(a)	2,405
4	DXC Technology Co.(a)	344
1,000	Fujitsu, Ltd.(a)	7,452
6,331	Global Payments, Inc.(a)	601,635
98,609	Infosys, Ltd.(a)	1,363,284
140	International Business Machines Corp.(a)	20,311
5,759	MasterCard, Inc., Class A(a)	813,170
6,066	Sabre Corp.^(a)	109,795
332	Tech Mahindra, Ltd.(a)	2,328
7,214	Visa, Inc., Class A(a)	759,201

		3,862,543

Life Sciences Tools & Services (0.0%):
33	Agilent Technologies, Inc.(a)	2,119
759	Thermo Fisher Scientific, Inc.(a)	143,602

		145,721

Machinery (0.6%):
48	Caterpillar, Inc.(a)	5,986
206	Cummins, Inc.(a)	34,614
51	Deere & Co.(a)	6,405
21,058	Doosan Bobcat, Inc.(a)	672,551
10,715	GEA Group AG(a)	487,413
7,600	Hino Motors, Ltd.(a)	93,062
370	Illinois Tool Works, Inc.(a)	54,745
48	Ingersoll-Rand plc(a)	4,280
29,300	Komatsu, Ltd.(a)	834,659
30,700	Kubota Corp.(a)	559,230
3,100	Kurita Water Industries, Ltd.(a)	89,582
11	PACCAR, Inc.(a)	796
81,931	SKF AB, Class B(a)	1,791,211
389	Volvo AB, Class B(a)	7,502
349	WABCO Holdings, Inc.*(a)	51,652

		4,693,688

Marine (0.0%):
4	A.P. Moeller - Maersk A/S, Class A(a)	7,352
4	A.P. Moeller - Maersk A/S, Class B(a)	7,600

		14,952

Media (1.0%):
3,279	Charter Communications, Inc., Class A*(a)	1,191,654
80,282	Comcast Corp., Class A(a)	3,089,251
8,699	DISH Network Corp., Class A*(a)	471,747
15,329	I-Cable Communications, Ltd.*(a)	501
2,662	Liberty Broadband Corp., Class A*(a)	250,707
6,502	Liberty Broadband Corp., Class C*(a)	619,641
28	Liberty Global plc, Series C*(a)	916
6,331	Liberty Global plc, Class A*(a)	214,684
9,546	Liberty SiriusXM Group, Class A*(a)	399,977
15,995	Liberty SiriusXM Group, Class C*(a)	669,711
9,700	Nippon Television Holdings, Inc.(a)	170,497
88,027	RAI Way SpA(a)	475,417
8,600	SKY Perfect JSAT Holdings, Inc.(a)	38,476
3,300	Toho Co., Ltd.(a)	115,349
7,000	TV Asahi Holdings Corp.(a)	139,912

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
48	Vivendi Universal SA(a)	$1,215
56,509	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	349,965

		8,199,620

Metals & Mining (0.0%):
26	AngloGold Ashanti, Ltd.(a)	243
56	ArcelorMittal*(a)	1,446
218	Barrick Gold Corp.(a)	3,509
112	BHP Billiton, Ltd.(a)	2,264
1	Korea Zinc Co.(a)	432
78,543	Platinum Group Metals, Ltd.*(a)	32,203
14,884	Platinum Group Metals, Ltd.*(a)	6,204
553	POSCO(a)	153,284
103	Rio Tinto plc(a)	4,794
133	Rio Tinto, Ltd.^(a)	6,967
338	Teck Cominco, Ltd., Class B(a)	7,117
14,600	Tokyo Steel Manufacturing Co., Ltd.(a)	120,415
110	Vale SA(a)	1,114
550	Vedanta, Ltd.(a)	2,648
2,300	Yamato Kogyo Co., Ltd.(a)	62,305

		404,945

Multiline Retail (0.1%):
17,656	Target Corp.^(a)	1,041,881

Multi-Utilities (0.4%):
155	AGL Energy, Ltd.(a)	2,849
846	CenterPoint Energy, Inc.(a)	24,712
1,718	Centrica plc(a)	4,305
2,127	Dominion Energy, Inc.(a)	163,630
525	E.ON AG(a)	5,941
120	Engie Group(a)	2,037
55,758	Innogy Se(a)	2,481,300
3,860	National Grid plc(a)	47,782
7,046	Sempra Energy(a)	804,160

		3,536,716

Oil, Gas & Consumable Fuels (1.9%):
31,847	Anadarko Petroleum Corp.(a)	1,555,726
33,679	BP plc, ADR(a)	1,294,284
55,545	BP plc(a)	355,083
286	Chevron Corp.(a)	33,605
7,000	CNOOC, Ltd.(a)	9,057
33,123	Coal India, Ltd.(a)	137,408
27	ConocoPhillips Co.(a)	1,351
77	Devon Energy Corp.(a)	2,827
126,143	EnCana Corp.^(a)	1,485,964
11,224	EQT Corp.^(a)	732,254
336	Exxon Mobil Corp.(a)	27,545
24,000	Formosa Petrochemical Corp.(a)	82,727
245	Hindustan Petroleum Corp., Ltd.(a)	1,602
213	Indian Oil Corp., Ltd.(a)	1,310
117	Kinder Morgan, Inc.(a)	2,244
67,812	Marathon Oil Corp.(a)	919,531
37,085	Marathon Petroleum Corp.(a)	2,079,727
38,646	Oil & Natural Gas Corp., Ltd.(a)	101,388
73	ONEOK, Inc.^(a)	4,045
702	Petroleo Brasileiro SA*(a)	3,401
614	Phillips 66(a)	56,249
4,247	Pioneer Natural Resources Co.(a)	626,602
132,438	Reliance Industries, Ltd.(a)	1,586,849
39,674	Royal Dutch Shell plc, Class A(a)	1,199,606
29,042	Royal Dutch Shell plc, Class A, ADR(a)	1,759,363
70	Royal Dutch Shell plc, Class A(a)	2,109
429	Royal Dutch Shell plc, Class B(a)	13,191

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
43	SK Energy Co., Ltd.(a)	$7,489
13,671	Snam SpA(a)	65,880
169	Statoil ASA(a)	3,392
33,400	Thai Oil Public Co., Ltd.(a)	92,817
680	Total SA, ADR(a)	36,394
17,679	Total SA^(a)	950,752
40	Tupras-Turkiye Petrol Rafine(a)	1,368
1,404	Valero Energy Corp.(a)	108,010
59,164	Williams Cos., Inc. (The)(a)	1,775,512

		17,116,662

Personal Products (0.2%):
19,692	Edgewell Personal Care Co.*^(a)	1,432,987
100	Kao Corp.(a)	5,897
15	L’Oreal SA(a)	3,187
1,668	Unilever NV(a)	98,748

		1,540,819

Pharmaceuticals (1.3%):
49,700	Astellas Pharma, Inc.(a)	633,298
18,925	Bayer AG, Registered Shares(a)	2,578,752
9	Bristol-Myers Squibb Co.(a)	574
113,781	GlaxoSmithKline plc(a)	2,269,436
2,475	Gw Pharmaceuticals, ADR*(a)	251,188
1,332	Johnson & Johnson Co.(a)	173,173
65	Merck & Co., Inc.(a)	4,162
1,595	Novartis AG, Registered Shares(a)	136,905
42	Novo Nordisk A/S, Class B(a)	2,017
2,900	Otsuka Holdings Co., Ltd.(a)	115,274
11,798	Perrigo Co. plc^(a)	998,700
77,268	Pfizer, Inc.(a)	2,758,468
61	Roche Holding AG(a)	15,576
13,242	Sanofi-Aventis SA(a)	1,316,193
200	Shionogi & Co., Ltd.(a)	10,943
10	UCB SA(a)	712

		11,265,371

Professional Services (0.1%):
29	Experian plc(a)	583
303	Manpower, Inc.(a)	35,699
8,674	Randstad Holding NV(a)	537,116
199	RELX NV(a)	4,238
1	SGS SA, Registered Shares(a)	2,400

		580,036

Real Estate Management & Development (0.7%):
311,000	CapitaLand, Ltd.(a)	822,793
600	China Vanke Co., Ltd., Class H(a)	1,977
32,000	Hang Lung Properties, Ltd.(a)	76,052
800	Hongkong Land Holdings, Ltd.(a)	5,762
58,000	Sino Land Co., Ltd.(a)	101,869
114,666	Sun Hung Kai Properties, Ltd.(a)	1,871,554
12,500	Swire Pacific, Ltd., Class A(a)	121,326
600	Swire Properties, Ltd.(a)	2,037
47,637	The St. Joe Co.*^(a)	897,957
15,188	Vonovia SE(a)	646,253
20,000	Wharf Holdings, Ltd. (The)(a)	178,259

		4,725,839

Road & Rail (0.5%):
85	Canadian National Railway Co.(a)	7,043
22	Canadian Pacific Railway, Ltd., Class 1(a)	3,696
87,300	ComfortDelGro Corp., Ltd.(a)	134,301
21,100	East Japan Railway Co.(a)	1,949,465
14,200	Kansas City Southern(a)	1,543,256
100	Kintetsu Corp.(a)	3,722
11,400	Kyushu Railway Co.^(a)	339,119
12	Norfolk Southern Corp.(a)	1,587
5,700	Seino Holdings Co., Ltd.(a)	80,073

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
88	Union Pacific Corp.(a)	$10,205
7,500	West Japan Railway Co.(a)	521,732

		4,594,199

Semiconductors & Semiconductor Equipment (0.6%):
351	Applied Materials, Inc.(a)	18,284
1,946	Intel Corp.(a)	74,103
579	KLA-Tencor Corp.(a)	61,374
211	Micron Technology, Inc.*(a)	8,299
55,478	QUALCOMM, Inc.(a)	2,875,979
30,300	Renesas Electronics Corp.*(a)	330,648
12,100	ROHM Co., Ltd.(a)	1,040,000
30	SK Hynix, Inc.(a)	2,179
18,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	129,475
78	Texas Instruments, Inc.(a)	6,992
100	Tokyo Electron, Ltd.(a)	15,418

		4,562,751

Software (1.6%):
628	Adobe Systems, Inc.*(a)	93,685
304	CA, Inc.(a)	10,148
15	Check Point Software Technologies, Ltd.*(a)	1,710
23	Dell Technologies, Inc., Class V*(a)	1,776
5,865	Electronic Arts, Inc.*(a)	692,422
571	Intuit, Inc.(a)	81,162
88,533	Microsoft Corp.(a)	6,594,823
2,200	Nintendo Co., Ltd.(a)	815,516
369	Oracle Corp.(a)	17,841
146	SAP AG(a)	15,993
30,859	Snap, Inc., Class A*^(a)	448,690
25	Symantec Corp.(a)	820
1,500	Trend Micro, Inc.(a)	73,896
68,532	Uber Technologies, Inc.*(a)(b)(c)	3,385,481
6,225	VMware, Inc., Class A*^(a)	679,708

		12,913,671

Specialty Retail (0.6%):
5,788	Home Depot, Inc. (The)(a)	946,685
26,308	Lowe’s Cos., Inc.(a)	2,103,063
6,358	O’Reilly Automotive, Inc.*^(a)	1,369,322
700	Shimamura Co., Ltd.(a)	84,129
11,926	Williams-Sonoma, Inc.^(a)	594,630

		5,097,829

Technology Hardware, Storage & Peripherals (0.6%):
27,772	Apple, Inc.(a)(d)	4,280,220
290	Hewlett Packard Enterprise Co.(a)	4,266
926	HP, Inc.(a)	18,483
6,000	Pegatron Corp.(a)	15,619
46,144	Pure Storage, Inc., Class A*^(a)	737,843
10	Samsung Electronics Co., Ltd.(a)	22,482
407	Western Digital Corp.(a)	35,165

		5,114,078

Textiles, Apparel & Luxury Goods (0.4%):
8	Adidas AG(a)	1,810
10,884	Luxottica Group SpA(a)	609,077
13	LVMH Moet Hennessy Louis Vuitton SA(a)	3,584
25,443	Michael Kors Holdings, Ltd.*(a)	1,217,448
250	PVH Corp.(a)	31,515
6,402	Ralph Lauren Corp.(a)	565,233

		2,428,667

Tobacco (0.1%):
133	Altria Group, Inc.(a)	8,435

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
174	Imperial Tobacco Group plc, Class A(a)	$7,424
5,271	KT&G Corp.(a)	485,583
179	Philip Morris International, Inc.(a)	19,871

		521,313

Trading Companies & Distributors (0.0%):
100	ITOCHU Corp.(a)	1,639
800	Marubeni Corp.(a)	5,468
453	United Rentals, Inc.*^(a)	62,849

		69,956

Transportation Infrastructure (0.0%):
179	Abertis Infraestructuras SA(a)	3,617
91	Aena SA(a)	16,449
156	Atlantia SpA(a)	4,925
4,000	Kamigumi Co., Ltd.(a)	92,864

		117,855

Wireless Telecommunication Services (0.5%):
34,700	Advanced Information Service plc(a)	198,825
1,500	China Mobile, Ltd.(a)	15,175
2,659	China Mobile, Ltd., ADR(a)	134,465
114,000	Far EasTone Telecommunications Co., Ltd.(a)	271,107
90,000	Intouch Holdings Public Co., Ltd.(a)	155,348
6,600	KDDI Corp.(a)	174,145
400	NTT DoCoMo, Inc.(a)	9,144
670	SK Telecom Co., Ltd.(a)	149,087
102,000	Taiwan Mobile Co., Ltd.(a)	363,642
20,424	Vodafone Group plc, ADR(a)	581,267
718,567	Vodafone Group plc(a)	2,012,458

		4,064,663

Total Common Stocks (Cost $191,069,217)		235,229,770

Preferred Stocks (0.4%):
Banks (0.1%):
14,150	Citigroup Capital XIII, Series A, 2.88%(a)	393,087
318	Itau Unibanco Holding SA, Preferred Shares, Series S, 0.41%(a)	4,368
84,000	USB Capital IX, 3.50%(a)	74,806

		472,261

Consumer Finance (0.1%):
16,151	GMAC Capital Trust I, Series 2, 1.36%^(a)	426,386

Health Care Providers & Services (0.1%):
16,042	Anthem, Inc., 4.97%(a)	838,837
143,925	Grand Rounds, Inc., Series C*(a)(b)(c)	436,093

		1,274,930

Internet Software & Services (0.0%):
63,925	Lookout, Inc., Preferred Shares, Series F*(a)(b)(c)	669,934

Metals & Mining (0.0%):
311	Vale SA, 1.27%(a)	2,897

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I*(a)(b)(c)	658,610

Technology Hardware, Storage & Peripherals (0.0%):
6	Samsung Electronics Co., Ltd., 1.35%(a)	10,840

Total Preferred Stocks (Cost $3,364,283)		3,515,858

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.(a)	$63

Total Warrant (Cost $–)		63

Convertible Preferred Stocks (0.5%):
Banks (0.0%):
125	Wells Fargo & Co., Series L, Class A, 7.50%(a)	164,375

Equity Real Estate Investment Trusts (0.1%):
526	Crown Castle International Corp., Series A, 6.88%(a)	561,768
6,022	Welltower, Inc., Series I, 6.50%(a)	381,975

		943,743

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E*(a)(b)(c)	1,426,038

Multi-Utilities (0.1%):
12,830	Dominion Resources, Inc., Series A, 6.75%^(a)	651,123

Wireless Telecommunication Services (0.1%):
6,269	Mandatory Exchange Trust, 5.75%(a)(e)	1,229,476

Total Convertible Preferred Stocks (Cost $3,439,136)		4,414,755

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.0%):
Household Durables (0.0%):
$ 3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)	72,334
23,389	Jawbone, 0.00%*(a)(b)(c)	63,789

		136,123

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(c)	6,325

Total Private Placements (Cost $3,333,000)		142,448

Convertible Bonds (0.2%):
Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(c)(f)	—

Oil, Gas & Consumable Fuels (0.1%):
486,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	121,500
596,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	113,240
631,620	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(e)	511,612

		746,352

Pharmaceuticals (0.1%):
600,000	Bayer Capital Corp. BV, 5.63%, 11/22/19+(a)(e)	871,740

Real Estate Management & Development (0.0%):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(e)	189,883

Total Convertible Bonds (Cost $2,923,765)		1,807,975

Bank Loans (0.2%):
Capital Markets (0.1%):
101,959	Sheridan Production Partners, 4.25%, 12/2/20(a)	86,155

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Capital Markets, continued
$ 38,036	Sheridan Production Partners, 4.25%, 12/16/20(a)	$32,140
732,788	Sheridan Production Partners, 4.25%, 12/16/20(a)(g)	619,206

		737,501

Energy Equipment & Services (0.0%):
372,703	Seadrill, Ltd., 4.00%, 2/21/21(a)	271,607

Hotels, Restaurants & Leisure (0.1%):
523,997	Hilton Worldwide Finance LLC, 3.23%, 10/25/20(a)	526,062

Oil, Gas & Consumable Fuels (0.0%):
151,147	Fieldwood Energy LLC, 8.38%, 9/20/20(a)	59,552
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(a)	97,966

		157,518

Total Bank Loans (Cost $1,916,630)		1,692,688

Collateralized Mortgage Obligations (0.1%):
459,000	Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25(a)(b)(h)	603,733

Total Collateralized Mortgage Obligations (Cost $691,079)		603,733

Corporate Bonds (2.1%):
Banks (0.4%):
348,000	Bank of America Corp., 3.30%, 1/11/23, MTN(a)	356,509
162,000	Bank of America Corp., 4.00%, 1/22/25, MTN(a)	167,636
312,000	Citigroup, Inc., 2.70%, 3/30/21(a)	315,478
149,000	Citigroup, Inc., 2.90%, 12/8/21, Callable 11/8/21 @ 100(a)	150,836
373,000	Citigroup, Inc., Series O, 5.87%(US0003M+406bps), 12/29/49, Callable 3/27/20 @ 100^(a)	389,599
432,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100(a)	431,672
137,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	146,780
351,000	JPMorgan Chase & Co., 2.30%(US0003M+100bps), 1/15/23, Callable 1/15/22 @ 100^(a)	354,276
85,000	Santander Holdings USA, 3.70%, 3/28/22, Callable 2/28/22 @ 100(a)(e)	86,602

		2,399,388

Biotechnology (0.1%):
353,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	357,230
286,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100(a)	285,529

		642,759

Capital Markets (0.2%):
1,007,000	Goldman Sachs Group, Inc., 2.60%, 12/27/20, Callable 12/27/19 @ 100(a)	1,015,141

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 323,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%(US0003M+392bps), 12/31/49, Callable 5/10/20 @ 100(a)	$334,660
228,000	Morgan Stanley, Series H, 5.45%(US0003M+361bps), 7/29/49, Callable 7/15/19 @ 100(a)	235,125

		1,584,926

Chemicals (0.1%):
343,000	E.I. du Pont de Nemours & Co., 2.20%, 5/1/20(a)	345,207
195,000	Sherwin-Williams, 2.25%, 5/15/20(a)	195,772
115,000	Sherwin-Williams, 2.75%, 6/1/22, Callable 5/1/22 @ 100(a)	115,774

		656,753

Communications Equipment (0.0%):
53,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	60,183

Consumer Finance (0.2%):
203,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	206,045
200,000	American Express Co., Series C, 4.93%(US0003M+329bps), 12/29/49, Callable 3/15/20 @ 100^(a)	203,750
640,000	American Express Credit, 2.70%, 3/3/22, Callable 1/31/22 @ 100, MTN^(a)	647,613
264,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	269,251
200,000	Ford Motor Credit Co. LLC, 2.26%, 3/28/19(a)	200,519
125,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100(a)	127,054
87,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	89,742

		1,743,974

Diversified Financial Services (0.0%):
221,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100(a)	224,667

Diversified Telecommunication Services (0.5%):
632,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	638,153
465,000	AT&T, Inc., 2.85%, 2/14/23, Callable 1/14/23 @ 100(a)	462,080
750,000	AT&T, Inc., 3.40%, 8/14/24, Callable 6/14/24 @ 100(a)	751,168
1,538,000	Verizon Communications, 3.13%, 3/16/22(a)	1,575,999
149,000	Verizon Communications, Inc., 2.63%, 8/15/26(a)	139,922

		3,567,322

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services (0.0%):
$ 23,010	Ocean RIG Udw, Inc., 0.00%, 9/20/24(a)	$23,269

Equity Real Estate Investment Trusts (0.0%):
140,000	American Tower Corp., 3.40%, 2/15/19(a)	142,554

Health Care Equipment & Supplies (0.1%):
135,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100(a)	136,260
306,000	Becton, Dickinson & Co., 3.13%, 11/8/21(a)	311,939
245,000	Becton, Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100(a)	245,797
354,000	Medtronic, Inc., 3.15%, 3/15/22(a)	366,550

		1,060,546

Hotels, Restaurants & Leisure (0.0%):
207,000	Hilton Worldwide Finance LLC, 4.63%, 4/1/25, Callable 4/1/20 @ 102.31(a)	213,210

Industrial Conglomerates (0.1%):
38,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	41,524
187,000	General Electric Capital Corp., 6.38%(US0003M+229bps), 11/15/67, Callable 11/15/17 @ 100(a)	187,411
318,000	General Electric Co., Series D, 5.00%(US0003M+333bps), 12/31/49, Callable 1/21/21 @ 100(a)	336,349

		565,284

Insurance (0.0%):
173,000	Prudential Financial, Inc., 5.87%(US0003M+418bps), 9/15/42, Callable 9/15/22 @ 100(a)	191,598
115,000	Prudential Financial, Inc., 5.62%(US0003M+392bps), 6/15/43, Callable 6/15/23 @ 100(a)	125,350

		316,948

Internet Software & Services (0.0%):
156,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100(a)	163,525

Media (0.1%):
265,000	CCO Holdings LLC/Capital Corp., 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)(e)	268,644
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(e)	213,500

		482,144

Multiline Retail (0.0%):
155,791	Neiman Marcus Group, Ltd., Inc., 0.00%, 10/25/20(a)	115,690

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (0.0%):
$ 254,386	Fieldwood Energy LLC, 0.00%, 9/30/20(a)	$174,254

Personal Products (0.0%):
171,000	Edgewell Personal Care Co., 4.70%, 5/19/21(a)	182,543
160,000	Edgewell Personal Care Co., 4.70%, 5/24/22(a)	171,600

		354,143

Pharmaceuticals (0.0%):
149,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(e)	162,842
219,000	Mylan, Inc., 2.55%, 3/28/19(a)	220,013

		382,855

Semiconductors & Semiconductor Equipment (0.1%):
371,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	382,000
315,000	QUALCOMM, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100(a)	315,744

		697,744

Software (0.1%):
80,000	Activision Blizzard, Inc., 2.30%, 9/15/21, Callable 8/15/21 @ 100(a)	79,549
489,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100(a)	485,431

		564,980

Technology Hardware, Storage & Peripherals (0.1%):
531,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100(a)	546,710
510,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100(a)	519,238

		1,065,948

Total Corporate Bonds (Cost $16,997,063)		17,203,066

Foreign Bonds (4.8%):
Banks (0.1%):
330,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), 1/29/49, Callable 1/21/29 @ 126+(a)	833,423

Sovereign Bond (4.7%):
1,939,000	Australian Government, Series 124, 5.75%, 5/15/21+(a)(e)	1,706,868
6,194,000	Australian Government, Series 128, 5.75%, 7/15/22+(a)(e)	5,596,032
2,169,000	Australian Government, Series 133, 5.50%, 4/21/23+(a)(e)	1,967,294
1,328,000	Australian Government, 3.00%, 3/21/47+(a)(e)	926,085
1,185,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(a)(i)	1,211,803
3,577,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(a)(i)	1,193,280
5,104,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27+(a)(i)	1,684,794
1,778,707	Bundesrepub. Deutshland, 0.30%, 8/15/26+(a)(e)	2,046,153

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$ 4,143,000	Canadian Government, 0.50%, 8/1/18+(a)	$3,298,892
1,018,000	Canadian Government, 0.75%, 3/1/21+(a)	792,124
532,000	Italy Buoni Poliennali Del Tesoro, 1.85%, 5/15/24+(a)	645,530
218,500,000	Japan Treasury Discount Bill, Series 362, 0.10%, 3/15/18+(a)	1,944,128
273,450,000	Japan Treasury Discount Bill, Series 369, 0.10%, 10/15/18+(a)	2,436,210
29,209,300	Mexican Bonos Desarr, 8.50%, 12/13/18+(a)(j)	1,631,007
58,508,100	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(j)	3,193,802
2,306,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+(a)	1,880,375
3,802,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,048,490
3,826,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+(a)	985,558
12,646,000	Poland Government Bond, 2.50%, 7/25/27+(a)	3,216,283
217,000	Republic of Argentina, 3.88%, 1/15/22+(a)(e)	261,322
5,079,000	Republic of Turkey, 11.00%, 3/2/22+(a)	1,434,722

		39,100,752

Total Foreign Bonds (Cost $38,834,366)		39,934,175

Yankee Dollars (1.5%):
Banks (0.3%):
473,000	BNP Paribas SA, 2.40%, 12/12/18(a)	476,611
273,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	273,191
614,000	HSBC Holdings plc, 6.38%(USISDA05+371bps), 12/29/49, Callable 9/17/24 @ 100(a)	651,646
403,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	411,397

		1,812,845

Capital Markets (0.0%):
207,000	UBS Group AG, 4.13%, 9/24/25(a)(e)	217,745

Diversified Telecommunication Services (0.1%):
260,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 11/6/17 @ 102.5(a)	246,350
89,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104(a)(e)	95,675
289,000	Telecom Italia SpA, 5.30%, 5/30/24^(a)(e)	314,288

		656,313

Food Products (0.0%):
408,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(a)(e)	400,817

Industrial Conglomerates (0.0%):
200,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(e)	75,500

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.2%):
$288,000	Petrobras Global Finance, 6.13%, 1/17/22^(a)	$309,600
340,000	Petrobras Global Finance, 7.38%, 1/17/27^(a)	374,340
339,000	Petroleos Mexicanos, 4.97%(US0003M+365bps), 3/11/22(a)(e)	369,103
348,000	Petroleos Mexicanos, 4.63%, 9/21/23(a)	359,449

		1,412,492

Paper & Forest Products (0.1%):
1,018,000	TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56(a)(b)	712,600

Pharmaceuticals (0.0%):
300,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100(a)	311,074

Road & Rail (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/23/17 @ 100(a)(b)	13,185

Sovereign Bond (0.8%):
947,000	Federal Republic of Brazil, 5.00%, 1/27/45(a)	881,373
206,000	Federal Republic of Brazil, 5.63%, 2/21/47^(a)	208,060
429,000	Republic of Argentina, 6.88%, 4/22/21^(a)	467,610
807,000	Republic of Argentina, 5.63%, 1/26/22(a)	847,350
1,868,000	Republic of Argentina, 7.50%, 4/22/26^(a)	2,099,631
527,000	Republic of Argentina, 6.88%, 1/26/27^(a)	569,424
174,000	Republic of Hungary, 6.25%, 1/29/20(a)	189,660
874,000	Republic of Hungary, 6.38%, 3/29/21(a)	985,435
233,000	Republic of Indonesia, 6.88%, 1/17/18(a)(e)	236,378
200,000	Republic of Indonesia, 3.70%, 1/8/22(a)(e)	207,538
144,000	Republic of Poland, 5.00%, 3/23/22(a)	159,133
461,000	Saudi International Bond, 2.38%, 10/26/21(a)(e)	454,777

		7,306,369

Total Yankee Dollars (Cost $13,377,262)		12,918,940

U.S. Treasury Obligations (10.6%):
U.S. Treasury Bills (2.5%)
3,000,000	0.91%, 11/9/17(a)(k)	2,996,961
17,830,000	0.92%, 11/16/17(a)(k)	17,808,553

		20,805,514

U.S. Treasury Notes (7.2%)
1,000,000	0.75%, 12/31/17(l)	999,019
872,100	1.13%, 7/31/21(a)	850,877
13,889,200	1.88%, 7/31/22(a)	13,858,817
14,240,600	1.63%, 8/31/22(a)	14,044,792
12,918,700	1.88%, 9/30/22(a)	12,887,412

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$5,405,500	2.13%, 9/30/24(a)	$5,391,142
12,354,600	2.25%, 8/15/27(a)	12,270,627

		60,302,686

U.S. Treasury Inflation Index Notes (0.9%)
7,426,900	0.13%, 4/15/22(a)	7,474,966

Total U.S. Treasury Obligations (Cost $88,869,207)		88,583,166

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $263,991)		65,944

Purchased Options (0.1%):
Total Purchased Options (Cost $1,133,109)		1,208,229

Exchange Traded Funds (1.9%):
2,334	ETFS Platinum Trust(l)	203,618
2,764	ETFS Physical Palladium Shares(l)	247,793
61,700	iShares Gold Trust(l)	759,527
124,200	SPDR Gold Trust(d)(l)	15,100,236

Total Exchange Traded Fund (Cost $16,095,468)		16,311,174

Securities Held as Collateral for Securities on Loan (2.5%):
$21,147,724	AZL MVP BlackRock Global Strategy Plus Fund Securities Lending Collateral Account(m)	21,147,724

Total Securities Held as Collateral for Securities on Loan (Cost $21,147,724)		21,147,724

Affiliated Investment Companies (45.1%):
21,101,164	AZL Enhanced Bond Index Fund	229,158,641
13,795,658	AZL MSCI Global Equity Index Fund	147,061,719

Total Affiliated Investment Company (Cost $353,508,427)		376,220,360

Unaffiliated Investment Company (0.1%):
1,075,630	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(k)	1,075,630

Total Unaffiliated Investment Company (Cost $1,075,630)		1,075,630

Total Investment Securities (Cost $758,039,357) - 98.1%		822,075,698
Net other assets (liabilities) - 1.9%		14,892,591

Net Assets - 100.0%		$836,968,289

Percentages indicated are based on net assets as of September 30, 2017.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate

*	Non-income producing security.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

^	This security or a partial position of this security was on loan as of September 30, 2017. The total value of securities on loan as of September 30, 2017, was $20,626,765.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 1.11% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2017. The total of all such securities represent 0.95% of the net assets of the fund.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(f)	Defaulted bond.
(g)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2017, these securities represent 0.07% of the net assets of the Fund.
(h)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2017.
(i)	Principal amount is stated in 1,000 Brazilian Real Units.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	The rate represents the effective yield at September 30, 2017.
(l)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(m)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2017.

Amounts shown as “_” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2017:

Country	Percentage
Argentina	0.5%
Australia	1.4%
Belgium	0.2%
Bermuda	— %^
Brazil	0.7%
Canada	0.5%
Cayman Islands	— %^
Chile	— %^
China	0.1%
Cyprus	— %^
Czech Republic	— %^
Denmark	— %^
European Community	0.1%
Finland	0.2%
France	1.6%
Germany	1.3%
Guernsey	— %^
Hong Kong	0.6%
Hungary	0.1%
India	0.6%
Indonesia	0.1%
Ireland (Republic of)	0.1%
Israel	— %^
Italy	0.7%
Japan	4.7%
Jersey	0.1%
Liberia	— %^
Luxembourg	0.1%
Mexico	0.7%
Netherlands	0.9%
New Zealand	0.2%
Norway	— %^
Panama	— %^
Poland	0.7%
Portugal	— %^
Republic of Korea (South)	0.2%
Saudi Arabia	0.1%
Singapore	0.1%
South Africa	— %^
Spain	0.3%
Sweden	0.3%
Switzerland	0.7%
Taiwan, Province Of China	0.3%
Thailand	0.1%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	2.1%
United States	79.2%

100.0%

^	Represents less than 0.05%.

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Securities Sold Short (-0.2%)(a):

At September 30, 2017, the Fund’s securities sold short were as follows:

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Depreciation
Bank of Montreal	$(459,274)	$(540,649)	$(81,375)
ProLogis, Inc.	(787,708)	(1,003,810)	(216,102)
Royal Bank of Canada	(579,958)	(691,550)	(111,592)

	$(1,826,940)	$(2,236,009)	$(409,069)

Futures Contracts

Cash of $42,822,075 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)(a)	12/15/17	4	(169,044)	$(169,817)	$(3,129)
NASDAQ 100 E-Mini December Futures (U.S. Dollar)(a)	12/15/17	30	(3,589,500)	(3,603,539)	14,039
Nikkei 225 Index December Futures (Japanese Yen)(a)	12/7/17	4	(361,746)	(350,976)	(20,992)
Russell 2000 Mini Index December Futures (U.S. Dollar)(a)	12/15/17	22	(1,642,190)	(1,564,775)	(77,415)
S&P 500 Index E-Mini December Futures (U.S. Dollar)(a)	12/15/17	12	(1,509,660)	(1,496,462)	(13,198)

					$(100,695)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/19/17	166	20,449,565	$20,883,630	$434,065
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	166	21,104,256	20,801,875	(302,381)

					131,684

Total Net Futures Contracts					$30,989

Option Contracts(a)

Over-the-counter options purchased as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Value	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00	USD	1/19/18	6,458	9,810	$9,810
BP plc	UBS Warburg	Call	40.00	USD	1/18/19	35,706	54,275	54,275
Chevron Corp.	UBS Warburg	Call	125.00	USD	1/18/19	11,322	58,084	58,084
Conocophilips	UBS Warburg	Call	52.50	USD	1/18/19	18,525	78,779	78,779
Euro Stoxx 50 Index	Citigroup	Call	3650.00	EUR	12/15/17	333	13,760	16,261
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55	EUR	9/21/18	106	26,245	31,016
Exxon Mobil Corp.	UBS Warburg	Call	95.00	USD	1/18/19	7,698	8,641	8,641
Franklin Resources, Inc.	Goldman Sachs	Call	45.00	USD	1/19/18	10,902	17,745	17,745
MetLife, Inc.	Goldman Sachs	Call	52.50	USD	1/19/18	7,529	14,961	14,961
Occidental Petroleum Corp.	UBS Warburg	Call	75.00	USD	1/18/19	16,542	34,306	34,306
Royal Dutch Shell plc	UBS Warburg	Call	60.00	USD	1/18/19	20,381	73,422	73,422
Schlumberger, Ltd.	UBS Warburg	Call	90.00	USD	1/18/19	11,142	12,309	12,309
SPDR Gold Shares(b)	JPMorgan Chase	Call	122.00	USD	10/20/17	9,269	9,954	9,954
SPDR Gold Shares(b)	JPMorgan Chase	Call	120.00	USD	11/17/17	11,386	33,142	33,142
SPDR Gold Shares(b)	Morgan Stanley	Call	120.00	USD	12/15/17	10,750	37,503	37,503
SPDR Gold Shares(b)	Morgan Stanley	Call	120.00	USD	1/19/18	10,799	44,173	44,173
SPDR Gold Shares(b)	Morgan Stanley	Call	130.00	USD	2/16/18	13,501	15,932	15,932
SPDR Gold Shares(b)	Morgan Stanley	Call	127.00	USD	3/16/18	13,457	31,624	31,624
Suncor Energy, Inc.	UBS Warburg	Call	35.00	USD	1/18/19	24,040	77,662	77,662
Synchrony Financial	Goldman Sachs	Call	35.00	USD	1/19/18	12,075	6,351	6,351
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1700.00	JPY	1/12/18	132,185	4,309,624	38,304
Total SA	UBS Warburg	Call	60.00	USD	1/18/19	24,551	28,947	28,947
Travelers Companies, Inc.	Goldman Sachs	Call	135.00	USD	1/19/18	4,416	3,105	3,105
Wells Fargo & Co.	Goldman Sachs	Call	55.00	USD	1/19/18	15,995	37,265	37,265

Total (Cost $808,148)								$773,571

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Over-the-counter options written as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Value	Fair Value
Pioneer Natural Resources Co.	UBS Warburg	Call	165.00	USD	1/18/19	2,842	(44,547)	$(44,547)
SPDR Gold Shares(b)	Morgan Stanley	Call	135.00	USD	1/19/18	10,799	(4,514)	(4,514)
SPDR Gold Shares(b)	Morgan Stanley	Call	140.00	USD	3/16/18	13,457	(7,536)	(7,536)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1850.00	JPY	1/12/18	132,185	(467,079)	(4,151)
BP plc	UBS Warburg	Put	25.00	USD	1/18/19	35,706	(13,297)	(13,297)
Chevron Corp.	UBS Warburg	Put	80.00	USD	1/18/19	11,322	(15,611)	(15,611)
Conocophilips	UBS Warburg	Put	35.00	USD	1/18/19	18,525	(18,761)	(18,761)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07	EUR	9/21/18	106	(3,259)	(3,852)
Exxon Mobil Corp.	UBS Warburg	Put	60.00	USD	1/18/19	7,698	(8,120)	(8,120)
Occidental Petroleum Corp.	UBS Warburg	Put	45.00	USD	1/18/19	16,542	(22,789)	(22,789)
Royal Dutch Shell plc	UBS Warburg	Put	40.00	USD	1/18/19	20,381	(9,069)	(9,069)
Schlumberger, Ltd.	UBS Warburg	Put	60.00	USD	1/18/19	11,142	(39,013)	(39,013)
SPDR Gold Shares(b)	Morgan Stanley	Put	110.00	USD	1/19/18	10,799	(2,720)	(2,720)
SPDR Gold Shares(b)	Morgan Stanley	Put	115.00	USD	2/16/18	13,501	(12,867)	(12,867)
SPDR Gold Shares(b)	Morgan Stanley	Put	115.00	USD	3/16/18	8,074	(9,204)	(9,204)
Suncor Energy, Inc.	UBS Warburg	Put	25.00	USD	1/18/19	24,040	(18,736)	(18,736)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	1550.00	JPY	1/12/18	132,185	(2,034,823)	(18,086)
Total SA	UBS Warburg	Put	40.00	USD	1/18/19	24,551	(23,795)	(23,795)

Total (Premiums $494,441)								$(276,668)

Over-the-counter currency options purchased as of September 30, 2017 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Value	Fair Value
Brazilian Real Call Currency Option (BRL/USD)	BNP Paribas	Call	3.19	USD	10/27/17	13,340	$14,904
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	Call	1.20	EUR	3/27/18	10,512,801	227,310
European Dollar Call Currency Option (USD/EUR)	Barclays Bank	Call	1.19	EUR	5/18/18	53,161	174,000
European Dollar Call Currency Option (USD/EUR)	UBS Warburg	Call	1.22	EUR	12/20/17	26,772	18,444

Total (Cost $324,961)							$434,658

At September 30, 2017, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Value	Fair Value
RTR USD 10Y	Bank of America	Call	2.00	USD	12/7/17	541	$10,909
RTR USD 10Y	Goldman Sachs	Call	2.03	USD	12/7/17	1,082	24,927
30-Year Interest Rate	Goldman Sachs	Put	2.75	USD	5/2/18	126	30,062
5-Year Interest Rate	Deutsche Bank	Put	1.07	JPY	4/4/18	1,006,980	41
RTP EUR 5Y	Goldman Sachs	Put	0.46	EUR	10/3/17	1,060	5

Total (Cost $263,991)							$65,944

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

At September 30, 2017, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Value	Fair Value
RTR EUR 5Y	Goldman Sachs	Put	0.77	EUR	12/7/17	(1,060)	$—
RTP USD 10Y	Goldman Sachs	Put	2.28	USD	12/7/17	(1,082)	(117,362)
RTP USD 10Y	Bank of America	Put	2.40	USD	5/2/18	(541)	(32,118)
RTP USD 5Y	Goldman Sachs	Put	2.81	USD	4/4/18	(702)	(36,485)
5-Year Interest Rate, Pay 6-Month	Goldman Sachs	Put	2.50	USD	10/3/17	(575)	(15,839)

Total (Premiums $124,695)							$(201,804)

Forward Currency Contracts(a)

At September 30, 2017, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Fair Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Dollar	1,087,650	European Euro	931,000	Goldman Sachs	10/12/17	$1,100,976	$(13,326)
U.S. Dollar	932,472	Australian Dollar	1,264,000	Goldman Sachs	10/12/17	991,074	(58,602)
U.S. Dollar	946,475	Australian Dollar	1,282,000	Jefferies	10/12/17	1,005,188	(58,713)
U.S. Dollar	983,125	New Zealand Dollar	1,430,000	JPMorgan Chase	10/19/17	1,032,197	(49,072)
U.S. Dollar	2,508,522	Australian Dollar	3,164,208	Goldman Sachs	10/20/17	2,480,720	27,801
U.S. Dollar	721,032	European Euro	601,000	UBS Warburg	10/23/17	711,155	9,877
U.S. Dollar	388,035	British Pound	290,000	UBS Warburg	11/20/17	389,144	(1,109)
U.S. Dollar	971,513	New Zealand Dollar	1,340,000	UBS Warburg	12/7/17	966,264	5,250
U.S. Dollar	379,502	Australian Dollar	479,000	Deutsche Bank	12/15/17	375,282	4,220

	8,918,326		10,781,208			$9,052,000	$(133,674)

Long Contracts:
British Pound	2,475,000	U.S. Dollar	3,203,998	JPMorgan Chase	11/16/17	$3,320,758	$116,760
European Euro	931,000	U.S. Dollar	1,059,438	Goldman Sachs	10/12/17	1,100,976	41,538
European Euro	922,000	U.S. Dollar	1,051,781	UBS Warburg	10/19/17	1,090,751	38,970
European Euro	1,238,000	U.S. Dollar	1,493,591	Deutsche Bank	11/16/17	1,466,829	(26,762)
European Euro	2,275,827	U.S. Dollar	2,687,024	UBS Warburg	12/14/17	2,701,072	14,049
European Euro	1,227,000	U.S. Dollar	1,471,848	UBS Warburg	12/14/17	1,456,269	(15,579)
European Euro	1,290,000	U.S. Dollar	1,541,015	National Bank of Paris	12/15/17	1,531,142	(9,873)
European Euro	1,291,000	U.S. Dollar	1,540,796	UBS Warburg	12/15/17	1,532,329	(8,467)
Japanese Yen	1,803,586	U.S. Dollar	16,053	Citigroup	10/5/17	16,035	(18)
Japanese Yen	113,985,913	U.S. Dollar	1,049,000	Citigroup	10/26/17	1,014,477	(34,523)
Japanese Yen	118,674,542	U.S. Dollar	1,052,000	Barclays Bank	12/7/17	1,058,292	6,292
Japanese Yen	142,621,728	U.S. Dollar	1,272,000	Goldman Sachs	12/14/17	1,272,446	446
Norwegian Krone	3,215,000	U.S. Dollar	404,074	Morgan Stanley	10/27/17	404,023	(51)
European Euro	874,000	Polish Zloty	3,745,003	Deutsche Bank	12/15/17	1,058,949	10,263

	392,824,596		21,587,621			$19,024,348	$133,045

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Swap Agreements

At September 30, 2017, the Fund’s open over-the-counter credit default swap agreements (buy protection) were as follows (a)(c):

Description	Counterparty	Payment Frequency	Implied Credit Spread at September 30, 2017(d)	Expiration Date	Notional Amount(e)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Airbus SE	Barclays Bank plc	Quarterly	0.30%	6/20/22	134,950	$(5,326)	$(5,258)	$(68)
Airbus SE	Barclays Bank plc	Quarterly	0.30%	6/20/22	269,838	(10,650)	(9,778)	(872)
AKZO Nobel	Barclays Bank plc	Quarterly	0.49%	6/20/22	269,838	(7,707)	(6,753)	(954)
Barrick Gold Corp.	Barclays Bank plc	Quarterly	0.64%	6/20/22	269,800	(4,449)	(3,591)	(858)
BASF SE	Barclays Bank plc	Quarterly	0.26%	6/20/22	269,838	(11,224)	(10,542)	(682)
Bayer AG	Barclays Bank plc	Quarterly	0.32%	6/20/22	269,838	(10,352)	(9,473)	(879)
BP Capital Markets	Barclays Bank plc	Quarterly	0.42%	6/20/22	269,838	(8,757)	(6,753)	(2,004)
Catepillar	Barclays Bank plc	Quarterly	0.30%	6/20/22	134,900	(4,316)	(4,245)	(71)
Caterpillar Financial Services	Barclays Bank plc	Quarterly	0.30%	6/20/22	269,800	(8,630)	(8,031)	(599)
CSX Corp.	Barclays Bank plc	Quarterly	0.34%	6/20/22	269,900	(8,137)	(9,104)	967
Deere & Co.	Barclays Bank plc	Quarterly	0.28%	6/20/22	269,800	(8,902)	(9,416)	514
Dow Chemical Co.	Barclays Bank plc	Quarterly	0.44%	6/20/22	269,800	(6,901)	(6,476)	(425)
General Electric Co.	Barclays Bank plc	Quarterly	0.35%	6/20/22	269,800	(8,001)	(8,033)	32
International Paper Co.	Barclays Bank plc	Quarterly	0.47%	6/20/22	269,900	(6,438)	(7,100)	662
Norfolk Southern	Barclays Bank plc	Quarterly	0.29%	6/20/22	269,800	(8,748)	(9,543)	795
Royal Dutch Shell plc	Barclays Bank plc	Quarterly	0.32%	6/20/22	269,838	(10,370)	(8,562)	(1,808)
Royal Dutch Shell plc	Barclays Bank plc	Quarterly	0.32%	6/20/22	134,950	(5,186)	(4,715)	(471)
Saint-Gobain	Barclays Bank plc	Quarterly	0.41%	6/20/22	269,838	(8,937)	(8,259)	(678)
Sherwin-Williams	Barclays Bank plc	Quarterly	0.59%	6/20/22	134,900	(2,527)	(2,816)	289
Southwest Airlines Co.	Barclays Bank plc	Quarterly	0.47%	6/20/22	269,800	(6,531)	(8,033)	1,502
Statoil ASA	Barclays Bank plc	Quarterly	0.19%	6/20/22	269,838	(12,281)	(10,695)	(1,586)
Volkswagen	Barclays Bank plc	Quarterly	0.69%	6/20/22	269,838	(4,655)	(5,855)	1,200

						$(169,025)	$(163,031)	$(5,994)

At September 30, 2017, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows (a)(c):

Description	Clearing Agent	Payment Frequency	Implied Credit Spread at September 30, 2017(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 29	JPMorgan Chase	Quarterly	3.26%	12/20/22	662,966	5.00%	$(50,303)	$(50,403)	$100

							$(50,303)	$(50,403)	$100

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

At September 30, 2017, the Fund’s open over-the-counter currency swap agreements were as follows(a):

Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
Pay	1.963%	3/15/18	Bank of America	131,550,000	JPY	$(9,244)	$(9,244)
Pay	1.838%	3/15/18	Bank of America	86,950,000	JPY	(975)	(975)
Pay	2.012%	10/15/18	Bank of America	273,450,000	JPY	210,644	210,644

						$200,425	$200,425

At September 30, 2017, the Fund’s open centrally cleared interest rate swap agreements were as follows(a):

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Expiration Date	Clearing Agent	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.415% Annually	3/7/23	JPMorgan Chase	4,684,846	EUR	$63	$(16,918)	$(16,981)
Fixed 2.403% Semi-annually	3-Month U.S. Dollar LIBOR BBA Quarterly	3/7/23	JPMorgan Chase	5,293,612	USD	67	74,974	74,907
6-Month Euro Interbank Offer Rate (EURIBOR) Semi-annually	Fixed 0.373% Annually	8/15/26	JPMorgan Chase	1,778,707	EUR	29	72,365	72,335
3-Month U.S. Dollar LIBOR BBA Quarterly	Fixed 3.027% Semi-annually	4/19/27	JPMorgan Chase	7,040,414	USD	—	(132,716)	(132,716)

							$(2,295)	$(2,455)

Continued

AZL MVP BlackRock Global Strategy Plus Fund

Consolidated Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

At September 30, 2017, the Fund’s open over-the-counter total return swap agreements were as follows(a):

Pay/ Receive	Description	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	101,700	EUR	$11,700
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	147,518	EUR	16,170
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	122,040	EUR	32,901
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	60,300	EUR	17,301
Pay	EURO Stoxx 50 Index Dividends December Futures	12/20/19	BNP Paribas SA	131,430	EUR	36,565
Pay	EURO Stoxx 50 Index Dividends December Futures	12/27/19	BNP Paribas SA	92,430	EUR	23,612
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/20	BNP Paribas SA	51,650	EUR	8,568
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	29,100	EUR	8,615
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,900	EUR	17,018
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	109,300	EUR	17,372
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,920	EUR	8,828
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	67,410	EUR	20,681
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	28,860	EUR	8,899
Pay	EURO Stoxx 50 Index Dividends December Futures	12/18/20	BNP Paribas SA	106,700	EUR	31,589
Pay	EURO Stoxx 50 Index Dividends December Futures	12/23/20	BNP Paribas SA	28,800	EUR	8,970
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	53,400	EUR	6,500
Pay	EURO Stoxx 50 Index Dividends December Futures	12/17/21	BNP Paribas SA	56,450	EUR	2,895
Pay	EURO Stoxx 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	32,850	EUR	1,595
Pay	EURO Stoxx 50 Index Dividends December Futures	12/16/22	BNP Paribas SA	55,400	EUR	1,891
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/22	BNP Paribas SA	54,450	EUR	3,014
Pay	NIKKEI 225 Dividend Index E-Mini April Futures	4/3/23	JPMorgan Chase	4,280,000	JPY	551
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	19,830,600	JPY	21,859
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	20,025,000	JPY	20,132
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,514,000	JPY	32,317
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,560,000	JPY	13,465
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	10,312,500	JPY	15,665
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	13,960,000	JPY	27,660
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	17,000,000	JPY	38,576
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	10,488,000	JPY	20,585
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	15,520,000	JPY	14,754
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	7,655,000	JPY	8,310
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,855,000	JPY	3,911
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	4,215,000	JPY	711
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/21	BNP Paribas SA	3,880,000	JPY	3,689
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,970,000	JPY	6,364
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	4,260,000	JPY	738
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	15,720,000	JPY	14,683
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/22	BNP Paribas SA	7,950,000	JPY	6,542
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/23	BNP Paribas SA	4,230,000	JPY	995
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	257,125	USD	33,825
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	107,944	USD	18,619
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	133,513	USD	25,163

						$613,798

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
332,250	AZL DFA Emerging Markets Core Equity Fund	$3,475,331
2,638,157	AZL DFA Five-Year Global Fixed Income Fund	26,460,716
445,434	AZL DFA International Core Equity Fund	4,904,229
2,056,879	AZL DFA U.S. Core Equity Fund	24,559,134
592,634	AZL DFA U.S. Small Cap Fund	7,099,753

Total Affiliated Investment Companies (Cost $60,283,395)		66,499,163

Unaffiliated Investment Company (0.1%):
63,379	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	63,379

Total Unaffiliated Investment Company (Cost $63,379)		63,379

Total Investment Securities (Cost $60,346,774) - 95.0%		66,562,542
Net other assets (liabilities) - 5.0%		3,473,088

Net Assets - 100.0%		$70,035,630

Percentages indicated are based on net assets as of September 30, 2017.

(a)	The rate represents the effective yield at September 30, 2017.

Continued

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $3,496,203 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	16	2,012,880	$40,134
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	11	1,378,437	(18,530)

				$21,604

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
3,566,941	AZL DFA International Core Equity Fund	$39,272,016
2,826,801	AZL DFA U.S. Core Equity Fund	33,752,000
1,425,545	AZL DFA U.S. Small Cap Fund	17,078,026
2,531,991	AZL Enhanced Bond Index Fund	27,497,421
2,565,131	AZL Gateway Fund	33,526,258
7,503,284	AZL International Index Fund, Class 2	125,154,776
10,795,493	AZL MetWest Total Return Bond Fund	109,898,122
772,169	AZL Mid Cap Index Fund, Class 2	17,072,656
6,314,368	AZL MSCI Emerging Markets Equity Index Fund, Class 2	51,714,673
10,810,167	AZL Pyramis® Total Bond Fund, Class 2	110,263,706
7,313,979	AZL Russell 1000 Growth Index Fund, Class 2	103,346,529
7,984,548	AZL Russell 1000 Value Index Fund, Class 2	103,000,673
413,291	AZL Small Cap Stock Index Fund, Class 2	5,922,464
5,161,203	PIMCO VIT Income Portfolio	55,431,320
10,746,697	PIMCO VIT Low Duration Portfolio	110,476,048
9,987,747	PIMCO VIT Total Return Portfolio	109,765,339

Total Affiliated Investment Companies (Cost $980,079,027)		1,053,172,027

Total Investment Securities (Cost $980,079,027) - 95.1%		1,053,172,027
Net other assets (liabilities) - 4.9%		54,713,859

Net Assets - 100.0%		$1,107,885,886

Percentages indicated are based on net assets as of September 30, 2017.

Continued

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $55,338,311 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	220	27,677,100	$575,206
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	220	27,568,750	(400,074)

				$175,132

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.2%):
627,392	AZL DFA International Core Equity Fund	$6,907,586
348,268	AZL DFA U.S. Core Equity Fund	4,158,323
232,128	AZL DFA U.S. Small Cap Fund	2,780,894
1,193,929	AZL Enhanced Bond Index Fund	12,966,072
527,009	AZL Gateway Fund	6,888,004
1,238,588	AZL International Index Fund, Class 2	20,659,642
3,489,072	AZL MetWest Total Return Bond Fund	35,518,749
125,734	AZL Mid Cap Index Fund, Class 2	2,779,969
828,277	AZL MSCI Emerging Markets Equity Index Fund, Class 2	6,783,589
3,487,907	AZL Pyramis® Total Bond Fund, Class 2	35,576,651
1,390,485	AZL Russell 1000 Growth Index Fund, Class 2	19,647,555
1,517,962	AZL Russell 1000 Value Index Fund, Class 2	19,581,705
98,535	AZL Small Cap Stock Index Fund, Class 2	1,412,008
1,523,650	PIMCO VIT Income Portfolio	16,364,002
3,185,817	PIMCO VIT Low Duration Portfolio	32,750,194
3,239,607	PIMCO VIT Total Return Portfolio	35,603,284

Total Affiliated Investment Companies (Cost $248,610,387)		260,378,227

Total Investment Securities (Cost $248,610,387) - 95.2%		260,378,227
Net other assets (liabilities) - 4.8%		13,105,074

Net Assets - 100.0%		$273,483,301

Percentages indicated are based on net assets as of September 30, 2017.

Continued

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $13,680,943 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	38	4,780,590	$99,321
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	70	8,771,875	(127,119)

				$(27,798)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.8%):
10,859,004	AZL DFA International Core Equity Fund	$119,557,637
5,032,036	AZL DFA U.S. Core Equity Fund	60,082,514
4,017,900	AZL DFA U.S. Small Cap Fund	48,134,445
5,448,718	AZL Enhanced Bond Index Fund	59,173,079
6,397,057	AZL Gateway Fund	83,609,540
18,539,116	AZL International Index Fund, Class 2	309,232,452
19,099,188	AZL MetWest Total Return Bond Fund	194,429,736
2,176,358	AZL Mid Cap Index Fund, Class 2	48,119,277
16,995,221	AZL MSCI Emerging Markets Equity Index Fund, Class 2	139,190,861
19,070,646	AZL Pyramis® Total Bond Fund, Class 2	194,520,592
18,979,452	AZL Russell 1000 Growth Index Fund, Class 2	268,179,650
20,734,307	AZL Russell 1000 Value Index Fund, Class 2	267,472,566
879,895	AZL Small Cap Stock Index Fund, Class 2	12,608,891
8,868,262	PIMCO VIT Income Portfolio	95,245,136
15,533,755	PIMCO VIT Low Duration Portfolio	159,687,005
17,672,700	PIMCO VIT Total Return Portfolio	194,222,969

Total Affiliated Investment Companies (Cost $2,074,096,550)		2,253,466,350

Total Investment Securities (Cost $2,074,096,550) - 95.8%		2,253,466,350
Net other assets (liabilities) - 4.2%		99,542,292

Net Assets - 100.0%		$2,353,008,642

Percentages indicated are based on net assets as of September 30, 2017.

Continued

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $101,760,672 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	486	61,141,230	$1,270,642
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	323	40,475,938	(585,891)

				$684,751

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
53,978,435	AZL Enhanced Bond Index Fund	$586,205,802
28,355,371	AZL International Index Fund, Class 2	472,967,584
12,462,167	AZL Mid Cap Index Fund, Class 2	275,538,516
58,810,774	AZL S&P 500 Index Fund, Class 2	890,395,112
9,887,544	AZL Small Cap Stock Index Fund, Class 2	141,688,504

Total Affiliated Investment Companies (Cost $2,116,021,652)		2,366,795,518

Unaffiliated Investment Company (0.1%):
2,353,034	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	2,353,034

Total Unaffiliated Investment Company (Cost $2,353,034)		2,353,034

Total Investment Securities (Cost $2,118,374,686) - 95.1%		2,369,148,552
Net other assets (liabilities) - 4.9%		123,040,298

Net Assets - 100.0%		$2,492,188,850

Percentages indicated are based on net assets as of September 30, 2017.

(a)	The rate represents the effective yield at September 30, 2017.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $124,475,045 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	742	93,347,310	$1,925,121
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	246	30,826,875	(444,216)

				$1,480,905

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
18,695,693	AZL Enhanced Bond Index Fund	$203,035,230
4,880,499	AZL International Index Fund, Class 2	81,406,731
2,246,339	AZL Mid Cap Index Fund, Class 2	49,666,554
10,224,352	AZL S&P 500 Index Fund, Class 2	154,796,690
1,772,110	AZL Small Cap Stock Index Fund, Class 2	25,394,336

Total Affiliated Investment Companies (Cost $475,316,020)		514,299,541

Unaffiliated Investment Company (0.0%):
139,877	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	139,877

Total Unaffiliated Investment Company (Cost $139,877)		139,877

Total Investment Securities (Cost $475,455,897) - 95.0%		514,439,418
Net other assets (liabilities) - 5.0%		27,030,530

Net Assets - 100.0%		$541,469,948

Percentages indicated are based on net assets as of September 30, 2017.

(a)	The rate represents the effective yield at September 30, 2017.

Continued

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $27,047,159 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	129	16,228,845	$335,673
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	85	10,651,563	(153,623)

				$182,050

See accompanying notes to the schedules of portfolio investments.

AZL MVP Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.0%):
20,569,182	AZL Pyramis® Multi-Strategy Fund	$265,753,828

Total Affiliated Investment Company (Cost $262,537,890)		265,753,828

Total Investment Securities (Cost $262,537,890) - 95.0%		265,753,828
Net other assets (liabilities) - 5.0%		13,850,591

Net Assets - 100.0%		$279,604,419

Percentages indicated are based on net assets as of September 30, 2017.

Continued

AZL MVP Pyramis® Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $13,942,476 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	44	5,535,420	$115,003
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	66	8,270,625	(121,020)

				$(6,017)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
17,234,473	AZL Enhanced Bond Index Fund	$187,166,374
18,719,924	AZL S&P 500 Index Fund, Class 2	283,419,645
29,815,910	AZL T. Rowe Price Capital Appreciation Fund	522,374,742

Total Affiliated Investment Companies (Cost $919,437,889)		992,960,761

Unaffiliated Investment Company (0.0%):
130,501	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.90%(a)	130,501

Total Unaffiliated Investment Company (Cost $130,501)		130,501

Total Investment Securities (Cost $919,568,390) - 95.0%		993,091,262
Net other assets (liabilities) - 5.0%		52,406,315

Net Assets - 100.0%		$1,045,497,577

Percentages indicated are based on net assets as of September 30, 2017.

(a)	The rate represents the effective yield at September 30, 2017.

Continued

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

September 30, 2017 (Unaudited)

Futures Contracts

Cash of $52,214,322 has been segregated to cover margin requirements for the following open contracts as of September 30, 2017:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/15/17	249	31,325,445	$647,535
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/17	165	20,676,563	(298,474)

				$349,061

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2017 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL DFA Multi-Strategy Fund

•	AZL MVP Balanced Index Strategy Fund

•	AZL MVP BlackRock Global Strategy Plus Fund

•	AZL MVP DFA Multi-Strategy Fund

•	AZL MVP Fusion Dynamic Balanced Fund

•	AZL MVP Fusion Dynamic Conservative Fund

•	AZL MVP Fusion Dynamic Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Moderate Index Strategy Fund

•	AZL MVP Pyramis® Multi-Strategy Fund

•	AZL MVP T. Rowe Price Capital Appreciation Plus Fund

The Funds are “fund of funds,” which means that the Funds invest primarily in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended September 30, 2017, the AZL MVP BlackRock Global Strategy Plus Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”); a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Strategy Plus Fund.

As of September 30, 2017, the AZL MVP BlackRock Global Strategy Plus Fund’s aggregate investment in the VIP Subsidiary was $419,300,565, representing 50.1% of the AZL MVP BlackRock Global Strategy Plus Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Strategy Plus Fund’s investments have been consolidated with the investments of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Strategy Plus Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Bank Loans

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2017 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of September 30, 2017, no collateral had been posted by the Fund to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional amount of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended September 30, 2017, the AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended September 30, 2017, the Funds (except AZL Balanced Index Strategy Fund and AZL DFA Multi-Strategy Fund) invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2017, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Swap Agreements

The AZL MVP BlackRock Global Strategy Plus Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2017, the Fund, entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of September 30, 2017 the AZL MVP BlackRock Global Strategy Plus Fund, through the Subsidiary, entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2017, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

A summary of each Fund’s investments in affiliated investment companies as of September 30, 2017 is as follows:

	Fair Value	Purchases	Proceeds from	Net Realized	Fair Value	Dividend
	12/31/16	at Cost	Sales	Gain(Loss)	9/30/17	Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$213,693,435	$8,118,588	$(7,882,011)	$(187,491)	$217,848,449	$2,004,674
AZL International Index Fund, Class 2	55,595,556	1,014,314	(10,598,745)	391,868	55,473,453	486,883
AZL Mid Cap Index Fund, Class 2	34,709,583	2,046,063	(3,973,695)	552,455	33,886,390	156,942
AZL S&P 500 Index Fund, Class 2	114,983,267	7,080,363	(15,806,418)	4,948,579	115,116,097	1,057,348
AZL Small Cap Stock Index Fund, Class 2	19,410,475	1,349,949	(2,436,132)	362,875	18,487,693	89,005

	$438,392,316	$19,609,277	$(40,697,001)	$6,068,286	$440,812,082	$3,794,852

AZL DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$55,318,276	$633,063	$(10,137,321)	$170,492	$59,011,490	$633,063
AZL DFA Five-Year Global Fixed Income Fund	462,407,497	12,086,003	(6,378,417)	48,932	471,457,231	5,413,689
AZL DFA International Core Equity Fund	82,866,140	1,103,435	(14,557,573)	606,973	84,816,437	1,103,435
AZL DFA U.S. Core Equity Fund	462,734,052	6,216,078	(57,435,463)	7,104,493	460,630,831	5,248,892
AZL DFA U.S. Small Cap Fund	130,564,710	2,523,640	(14,932,241)	2,010,487	124,070,955	687,609

	$1,193,890,675	$22,562,219	$(103,441,015)	$9,941,377	$1,199,986,944	$13,086,688

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$148,190,890	$9,937,297	$(13,414,385)	$(481,450)	$147,416,600	$1,355,994
AZL International Index Fund, Class 2	38,458,535	1,495,298	(7,622,413)	(25,373)	39,080,785	343,007
AZL Mid Cap Index Fund, Class 2	24,341,674	2,351,030	(3,454,901)	(62,695)	24,015,341	111,711
AZL S&P 500 Index Fund, Class 2	72,271,689	5,539,825	(9,471,767)	572,130	74,022,635	679,902
AZL Small Cap Stock Index Fund, Class 2	13,851,238	1,550,748	(2,457,044)	(60,349)	13,070,408	63,061

	$297,114,026	$20,874,198	$(36,420,510)	$(57,737)	$297,605,769	$2,553,675

AZL MVP BlackRock Global Strategy Plus Fund
AZL Enhanced Bond Index Fund	$220,670,678	$7,257,057	$(2,724,850)	$9,218	$229,158,641	$2,109,766
AZL MSCI Global Equity Index Fund	144,706,339	2,780,633	(19,561,686)	2,182,268	147,061,719	2,780,633

	$365,377,017	$10,038,690	$(22,286,536)	$2,191,486	$376,220,360	$4,890,399

AZL MVP DFA Multi-Strategy Fund
AZL DFA Emerging Markets Core Equity Fund	$2,696,219	$640,273	$(530,382)	$30,737	$3,475,331	$35,061
AZL DFA Five-Year Global Fixed Income Fund	20,281,404	8,319,045	(2,282,497)	(12,791)	26,460,716	292,300
AZL DFA International Core Equity Fund	3,733,344	1,018,297	(624,285)	26,791	4,904,229	60,844
AZL DFA U.S. Core Equity Fund	18,526,385	6,253,864	(2,516,454)	315,633	24,559,134	270,241
AZL DFA U.S. Small Cap Fund	5,264,616	2,872,367	(1,371,249)	196,050	7,099,753	38,321

	$50,501,968	$19,103,846	$(7,324,867)	$556,420	$66,499,163	$696,767

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$39,543,825	$510,917	$(7,826,821)	$91,746	$39,272,016	$510,917
AZL DFA U.S. Core Equity Fund	33,830,315	468,290	(4,129,609)	501,370	33,752,000	387,413
AZL DFA U.S. Small Cap Fund	17,397,011	625,624	(1,769,397)	253,984	17,078,026	96,141
AZL Enhanced Bond Index Fund	80,864,521	340,181	(54,948,896)	(907,671)	27,497,421	253,157
AZL Gateway Fund	22,771,561	11,414,639	(2,351,386)	328,455	33,526,258	329,305
AZL International Index Fund, Class 2	94,928,827	32,201,821	(19,026,801)	5,625,946	125,154,776	1,098,467
AZL MetWest Total Return Bond Fund	108,689,445	2,738,969	(2,744,248)	72,691	109,898,122	1,677,749
AZL Mid Cap Index Fund, Class 2	44,835,598	1,070,384	(30,758,294)	6,692,217	17,072,656	79,418
AZL MSCI Emerging Markets Equity Fund, Class 2	32,163,373	20,679,498	(9,665,577)	768,825	51,714,673	201,647
AZL Pyramis® Total Bond Fund, Class 2	108,691,698	3,304,717	(3,393,280)	120,862	110,263,706	2,631,759
AZL Russell 1000 Growth Index Fund, Class 2	112,766,586	10,128,660	(30,533,938)	6,338,601	103,346,529	263,931
AZL Russell 1000 Value Index Fund, Class 2	112,980,337	13,106,798	(20,532,006)	5,590,500	103,000,673	690,893
AZL Small Cap Stock Index Fund, Class 2	17,436,434	418,753	(12,170,558)	1,636,975	5,922,464	28,137
PIMCO VIT Income Portfolio	56,097,198	1,232,401	(4,821,731)	167,939	55,431,320	947,109
PIMCO VIT Low Duration Portfolio	55,631,939	56,883,287	(2,471,132)	(112,804)	110,476,048	888,581
PIMCO VIT Total Return Portfolio	109,124,850	1,946,433	(4,889,634)	65,876	109,765,339	1,685,109

	$1,047,753,518	$157,071,372	$(212,033,308)	$27,235,512	$1,053,172,027	$11,769,733

	Fair Value	Purchases	Proceeds from	Net Realized	Fair Value	Dividend
	12/31/16	at Cost	Sales	Gain(Loss)	9/30/17	Income
AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$6,991,694	$196,702	$(1,531,528)	$154,935	$6,907,586	$89,866
AZL DFA U.S. Core Equity Fund	4,129,311	134,441	(549,460)	71,494	4,158,323	47,676
AZL DFA U.S. Small Cap Fund	2,752,679	260,117	(371,152)	22,180	2,780,894	15,682
AZL Enhanced Bond Index Fund	27,227,225	248,801	(14,938,017)	(250,645)	12,966,072	119,748
AZL Gateway Fund	4,114,793	2,863,723	(424,405)	35,785	6,888,004	67,700
AZL International Index Fund, Class 2	15,347,118	6,440,321	(3,868,254)	747,470	20,659,642	181,327
AZL MetWest Total Return Bond Fund	36,249,988	1,127,747	(2,262,348)	(16,435)	35,518,749	543,580
AZL Mid Cap Index Fund, Class 2	8,263,574	315,963	(6,192,997)	1,036,465	2,779,969	12,968
AZL MSCI Emerging Markets Equity Fund, Class 2	4,077,330	3,157,103	(1,555,409)	56,452	6,783,589	26,154
AZL Pyramis® Total Bond Fund, Class 2	36,250,115	1,319,071	(2,544,596)	6,388	35,576,651	850,894
AZL Russell 1000 Growth Index Fund, Class 2	20,935,518	2,941,089	(6,241,300)	667,149	19,647,555	50,227
AZL Russell 1000 Value Index Fund, Class 2	20,974,784	3,821,049	(4,706,908)	1,118,006	19,581,705	131,402
AZL Small Cap Stock Index Fund, Class 2	4,129,057	240,468	(3,019,553)	389,496	1,412,008	6,845
PIMCO VIT Income Portfolio	16,764,247	362,185	(1,636,048)	64,717	16,364,002	283,047
PIMCO VIT Low Duration Portfolio	19,555,728	14,543,271	(1,478,268)	(67,098)	32,750,194	279,514
PIMCO VIT Total Return Portfolio	36,306,623	1,166,022	(3,039,531)	(53,699)	35,603,284	549,124

	$264,069,784	$39,138,073	$(54,359,774)	$3,982,660	$260,378,227	$3,255,754

	Fair Value	Purchases	Proceeds from	Net Realized	Fair Value	Dividend
	12/31/16	at Cost	Sales	Gain(Loss)	9/30/17	Income
AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$119,449,559	$1,556,004	$(23,113,824)	$580,837	$119,557,637	$1,556,004
AZL DFA U.S. Core Equity Fund	63,025,952	816,948	(10,244,356)	1,189,009	60,082,514	689,836
AZL DFA U.S. Small Cap Fund	51,945,519	999,082	(7,161,144)	999,786	48,134,445	272,217
AZL Enhanced Bond Index Fund	59,933,815	544,781	(85,546,185)	(1,243,669)	59,173,079	544,781
AZL Gateway Fund	236,276,569	22,709,139	(3,402,524)	472,198	83,609,540	821,239
AZL International Index Fund, Class 2	189,923,737	68,721,028	(39,042,773)	6,952,997	309,232,452	2,714,091
AZL MetWest Total Return Bond Fund	122,811,070	4,146,169	(1,732,824)	60,304	194,429,736	2,968,243
AZL Mid Cap Index Fund, Class 2	188,174,316	2,676,067	(82,795,300)	17,484,642	48,119,277	223,814
AZL MSCI Emerging Markets Equity Fund, Class 2	141,928,054	47,013,456	(22,548,002)	2,560,178	139,190,861	542,735
AZL Pyramis® Total Bond Fund, Class 2	286,156,605	5,759,109	(2,256,767)	65,697	194,520,592	4,642,790
AZL Russell 1000 Growth Index Fund, Class 2	286,698,914	25,665,888	(71,069,870)	15,729,012	268,179,650	684,183
AZL Russell 1000 Value Index Fund, Class 2	52,063,304	33,493,948	(45,612,403)	12,097,442	267,472,566	1,793,968
AZL Small Cap Stock Index Fund, Class 2	90,560,225	903,086	(41,081,304)	5,493,078	12,608,891	60,680
PIMCO VIT Income Portfolio	95,770,673	1,632,670	(7,192,629)	260,579	95,245,136	1,632,670
PIMCO VIT Low Duration Portfolio	70,381,649	88,685,547	—	—	159,687,005	1,233,347
PIMCO VIT Total Return Portfolio	190,678,846	2,961,939	(5,697,266)	(53,373)	194,222,969	2,961,939

	$2,245,778,807	$308,284,861	$(448,497,171)	$62,648,717	$2,253,466,350	$23,342,537

	Fair Value	Purchases	Proceeds from	Net Realized	Fair Value	Dividend
	12/31/16	at Cost	Sales	Gain(Loss)	9/30/17	Income
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$518,310,753	$58,929,994	$(496,355)	$(14,711)	$586,205,802	$5,350,819
AZL International Index Fund, Class 2	412,415,467	9,212,160	(23,634,777)	(802,302)	472,967,584	4,141,708
AZL Mid Cap Index Fund, Class 2	254,988,987	16,719,753	(4,203,492)	(443,544)	275,538,516	1,272,889
AZL S&P 500 Index Fund, Class 2	814,319,154	49,021,659	(35,607,573)	513,763	890,395,112	8,170,612
AZL Small Cap Stock Index Fund, Class 2	132,754,720	10,041,843	(2,308,745)	(214,948)	141,688,504	673,146

	$2,132,789,081	$143,925,409	$(66,250,942)	$(961,742)	$2,366,795,518	$19,609,174

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$193,101,645	$7,208,224	$(707,006)	$2,511	$203,035,230	$1,868,402
AZL International Index Fund, Class 2	79,204,077	1,337,681	(12,756,332)	1,299,173	81,406,731	714,496
AZL Mid Cap Index Fund, Class 2	48,078,403	2,901,316	(2,857,332)	358,176	49,666,554	229,754
AZL S&P 500 Index Fund, Class 2	149,086,758	8,793,047	(14,545,104)	1,648,904	154,796,690	1,421,816
AZL Small Cap Stock Index Fund, Class 2	24,769,929	1,807,433	(1,428,127)	215,201	25,394,336	121,446

	$494,240,812	$22,047,701	$(32,293,901)	$3,523,965	$514,299,541	$4,355,914

AZL MVP Pyramis® Multi-Strategy Fund
AZL Pyramis® Multi-Strategy Fund	$272,986,136	$9,756,166	$(27,703,367)	$(2,432,534)	$265,753,828	$—

	$272,986,136	$9,756,166	$(27,703,367)	$(2,432,534)	$265,753,828	$—

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$161,598,910	$28,625,949	$(6,103,736)	$(58,264)	$187,166,374	$1,709,685
AZL S&P 500 Index Fund, Class 2	245,130,882	31,306,455	(11,993,266)	283,875	283,419,645	2,601,447
AZL T. Rowe Price Capital Appreciation Fund	447,921,695	53,476,859	(7,466,083)	345,138	522,374,742	6,818,041

	$854,651,487	$113,409,263	$(25,563,085)	$570,749	$992,960,761	$11,129,173

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2017 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$440,812,082	$—	$—	$440,812,082

Total Investment Securities	$440,812,082	$—	$—	$440,812,082

AZL DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,199,986,944	$—	$—	$1,199,986,944

Total Investment Securities	$1,199,986,944	$—	$—	$1,199,986,944

AZL MVP Balanced Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$297,605,769	$—	$—	$297,605,769
Unaffiliated Investment Company	30,732	—	—	30,732
Total Investment Securities	297,636,501	—	—	297,636,501
Other Financial Instruments:*
Futures Contracts	47,602	—	—	47,602

Total Investments	$297,684,103	$—	$—	$297,684,103

AZL MVP BlackRock Global Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+
Aerospace & Defense	$312,482	$3,337,952	$—	$3,650,434
Air Freight & Logistics	—	8,457	—	8,457
Airlines	2,512,688	1,442,183	—	3,954,871
Auto Components	90,780	6,738,627	—	6,829,407
Automobiles	2,633	3,845,643	—	3,848,276
Banks	7,919,875	7,934,067	—	15,853,942
Beverages	256,072	1,845,229	—	2,101,301
Biotechnology	2,754,857	1,471	—	2,756,328
Building Products	1,798,948	1,167,499	—	2,966,447
Capital Markets	4,412,023	2,022,657	—	6,434,680
Chemicals	6,932,308	5,993,140	—	12,925,448
Communications Equipment	1,191,122	1,339,424	—	2,530,546
Construction & Engineering	—	1,758,155	—	1,758,155
Construction Materials	6,054	168,901	—	174,955
Distributors	—	88,504	—	88,504
Diversified Financial Services	1,679,395	133,363	—	1,812,758
Diversified Telecommunication Services	3,005,871	4,875,919	—	7,881,790
Electric Utilities	1,973,964	1,652,338	—	3,626,302
Electrical Equipment	60,723	1,688,053	—	1,748,776
Electronic Equipment, Instruments & Components	395,838	1,401,276	—	1,797,114
Equity Real Estate Investment Trusts	112,723	813,371	—	926,094
Food & Staples Retailing	1,139,225	121,011	—	1,260,236
Food Products	220,578	6,796,076	—	7,016,654
Gas Utilities	—	1,576,146	—	1,576,146
Health Care Equipment & Supplies	1,901,103	719,433	—	2,620,536
Health Care Providers & Services	6,961,172	2,276,691	—	9,237,863
Hotels, Restaurants & Leisure	791,856	672,296	—	1,464,152
Household Durables	771,984	768,703	—	1,540,687
Household Products	164,670	12,703	—	177,373

Independent Power & Renewable Electricity Producers	777,624	7,223	—	784,847
Industrial Conglomerates	2,369,771	4,017,193	—	6,386,964
Insurance	4,898,448	1,979,607	—	6,878,055
Internet & Direct Marketing Retail	4,795,181	1,091	—	4,796,272
Internet Software & Services	8,213,629	—	1,238,732	9,452,361
IT Services	2,489,479	1,373,064	—	3,862,543
Machinery	158,478	4,535,210	—	4,693,688
Marine	—	14,952	—	14,952
Media	6,908,288	1,291,332	—	8,199,620
Metals & Mining	50,147	354,798	—	404,945
Multi-Utilities	998,443	2,538,273	—	3,536,716
Oil, Gas & Consumable Fuels	12,504,634	4,612,028	—	17,116,662
Personal Products	1,432,987	107,832	—	1,540,819
Pharmaceuticals	4,186,265	7,079,106	—	11,265,371
Professional Services	35,699	544,337	—	580,036
Real Estate Management & Development	897,957	3,827,882	—	4,725,839
Road & Rail	1,565,787	3,028,412	—	4,594,199
Semiconductors & Semiconductor Equipment	3,045,031	1,517,720	—	4,562,751
Software	8,638,778	889,412	3,385,481	12,913,671
Specialty Retail	5,013,700	84,129	—	5,097,829
Technology Hardware, Storage & Peripherals	5,075,977	38,101	—	5,114,078
Textiles, Apparel & Luxury Goods	1,814,196	614,471	—	2,428,667
Tobacco	28,306	493,007	—	521,313
Trading Companies & Distributors	62,849	7,107	—	69,956
Transportation Infrastructure	—	117,855	—	117,855
Wireless Telecommunication Services	715,732	3,348,931	—	4,064,663
Other Common Stocks+	2,936,866	—	—	2,936,866
Preferred Stocks
Banks	397,455	74,806	—	472,261
Health Care Providers & Services	—	838,837	436,093	1,274,930
Internet Software & Services	—	—	669,934	669,934
Software	—	—	658,610	658,610
Technology Hardware, Storage & Peripherals	—	10,840	—	10,840
Other Preferred Stocks+	429,283	—	—	429,283
Warrant	—	63	—	63
Convertible Preferred Stocks
Banks	—	164,375	—	164,375
Internet Software & Services	—	—	1,426,038	1,426,038
Wireless Telecommunication Services	—	1,229,476	—	1,229,476
Other Convertible Preferred Stocks+	1,594,866	—	—	1,594,866
Private Placements	—	—	142,448	142,448
Convertible Bonds
Food Products	—	— ^	—	— ^
Other Convertible Bonds+	—	1,807,975	—	1,807,975
Bank Loans	—	1,692,688	—	1,692,688
Collateralized Mortgage Obligations	—	603,733	—	603,733
Corporate Bonds+	—	17,203,066	—	17,203,066
Foreign Bonds+	—	39,934,175	—	39,934,175
Yankee Dollars+	—	12,918,940	—	12,918,940
U.S. Treasury Obligations	—	88,583,166	—	88,583,166
Purchased Swaptions	—	65,944	—	65,944
Purchased Options	—	1,208,229	—	1,208,229
Exchange Traded Fund	16,311,174	—	—	16,311,174
Securities Held as Collateral for Securities on Loan	—	21,147,724	—	21,147,724
Affiliated Investment Company	376,220,360	—	—	376,220,360
Unaffiliated Investment Company	1,075,630	—	—	1,075,630

Total Investment Securities	523,011,964	291,106,398	7,957,336	822,075,698

Securities Sold Short	(2,236,009)	—	—	(2,236,009)
Other Financial Instruments:*
Futures Contracts	30,989	—	—	30,989
Written Options	—	(276,668)	—	(276,668)
Written Swaptions	—	(201,804)	— ^	(201,804)
Forward Currency Contracts	—	(629)	—	(629)
Centrally Cleared Credit Default Swaps	—	100	—	100
Over-the-Counter Currency Swaps	—	200,425	—	200,425
Centrally Cleared Interest Rate Swaps	—	(2,455)	—	(2,455)
Over-the-Counter Total Return Swaps	—	613,798	—	613,798

Total Investments	$520,806,944	$291,439,165	$7,957,336	$820,203,445

AZL MVP DFA Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$66,499,163	$—	$—	$66,499,163
Unaffiliated Investment Company	63,379	—	—	63,379

Total Investment Securities	66,562,542	—	—	66,562,542

Other Financial Instruments:*
Futures Contracts	21,604	—	—	21,604

Total Investments	$66,584,146	$—	$—	$66,584,146

AZL MVP Fusion Dynamic Balanced Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,053,172,027	$—	$—	$1,053,172,027

Total Investment Securities	1,053,172,027	—	—	1,053,172,027

Other Financial Instruments:*
Futures Contracts	175,132	—	—	175,132

Total Investments	$1,053,347,159	$—	$—	$1,053,347,159

AZL MVP Fusion Dynamic Conservative Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$260,378,227	$—	$—	$260,378,227

Total Investment Securities	260,378,227	—	—	260,378,227

Other Financial Instruments:*
Futures Contracts	(27,798)	—	—	(27,798)

Total Investments	$260,350,429	$—	$—	$260,350,429

AZL MVP Fusion Dynamic Moderate Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,253,466,350	$—	$—	$2,253,466,350

Total Investment Securities	2,253,466,350	—	—	2,253,466,350

Other Financial Instruments:*
Futures Contracts	684,751	—	—	684,751

Total Investments	$2,254,151,101	$—	$—	$2,254,151,101

AZL MVP Growth Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,366,795,518	$—	$—	$2,366,795,518
Unaffiliated Investment Company	2,353,034	—	—	2,353,034

Total Investment Securities	2,369,148,552	—	—	2,369,148,552

Other Financial Instruments:*
Futures Contracts	1,480,905	—	—	1,480,905

Total Investments	$2,370,629,457	$—	$—	$2,370,629,457

AZL MVP Moderate Index Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$514,299,541	$—	$—	$514,299,541
Unaffiliated Investment Company	139,877	—	—	139,877

Total Investment Securities	514,439,418	—	—	514,439,418

Other Financial Instruments:*
Futures Contracts	182,050	—	—	182,050

Total Investments	$514,621,468	$—	$—	$514,621,468

AZL MVP Pyramis® Multi-Strategy Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$265,753,828	$—	$—	$265,753,828

Total Investment Securities	265,753,828	—	—	265,753,828

Other Financial Instruments:*
Futures Contracts	(6,017)	—	—	(6,017)

Total Investments	$265,747,811	$—	$—	$265,747,811

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$992,960,761	$—	$—	$992,960,761
Unaffiliated Investment Company	130,501	—	—	130,501

Total Investment Securities	993,091,262	—	—	993,091,262

Other Financial Instruments:*
Futures Contracts	349,061	—	—	349,061

Total Investments	$993,440,323	$—	$—	$993,440,323

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as forward currency contracts, futures contracts, swap agreements and written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at September 30, 2017.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

For the period ended September 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Level 1 and Level 2 as of September 30, 2017.

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2017 are identified below.

AZL MVP BlackRock Global Strategy Plus Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$72,334	0.01%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,426,038	0.17%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,233,573	0.15%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	436,093	0.05%
Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 10/23/17 @ 100.00	12/22/14	420,057	527,380	13,185	0.00%
Jawbone	1/24/17	—	23,389	63,789	0.01%
Logistics UK, Series 2015-1A, Class F, 4.05%, 8/20/25	8/3/15	440,732	459,000	603,733	0.07%
Lookout, Inc.	3/4/15	63,364	5,547	5,159	0.00%
Lookout, Inc., Preferred Shares, Series F	9/19/14	730,222	63,925	669,934	0.08%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	658,610	0.08%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	6,325	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	0.00%
TFS Corp., Ltd., 8.75%, 8/1/23, Callable 8/1/19 @ 106.56	8/6/14	2,475,341	1,018,000	712,600	0.09%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,385,481	0.40%

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. The AZL MVP BlackRock Global Strategy Plus Fund through the VIP Subsidiary may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segragates cash or liquid securities, or both, to the extenet that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date November 28, 2017

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date November 28, 2017